UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23724

Total Fund Solution

(Exact name of Registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Stephen E. Baird, President

Total Fund Solution

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(855) 625-7333

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Cromwell CenterSquare Real Estate Fund
Investor Class | MRESX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Cromwell CenterSquare Real Estate Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$54	1.10%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$115,570,078
Number of Holdings	47
Portfolio Turnover	15%
Visit https://thecromwellfunds.com/funds/centersquare-real-estate for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024) *
Sector Breakdown

Top 10 Issuers	(%)
American Tower Corp.	9.2%
Equinix, Inc.	7.4%
Prologis, Inc.	7.2%
Welltower, Inc.	4.9%
UDR, Inc.	4.2%
Ventas, Inc.	3.8%
Extra Space Storage, Inc.	3.8%
Digital Realty Trust, Inc.	3.7%
Invitation Homes, Inc.	3.1%
Equity Residential	3.0%
*	Percentages are stated as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.
Cromwell CenterSquare Real Estate Fund	PAGE 1	TSR-SAR-89156Y407

Cromwell CenterSquare Real Estate Fund
Institutional Class | MRASX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Cromwell CenterSquare Real Estate Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	1.03%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$115,570,078
Number of Holdings	47
Portfolio Turnover	15%
Visit https://thecromwellfunds.com/funds/centersquare-real-estate for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024) *
Sector Breakdown

Top 10 Issuers	(%)
American Tower Corp.	9.2%
Equinix, Inc.	7.4%
Prologis, Inc.	7.2%
Welltower, Inc.	4.9%
UDR, Inc.	4.2%
Ventas, Inc.	3.8%
Extra Space Storage, Inc.	3.8%
Digital Realty Trust, Inc.	3.7%
Invitation Homes, Inc.	3.1%
Equity Residential	3.0%
*	Percentages are stated as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.
Cromwell CenterSquare Real Estate Fund	PAGE 1	TSR-SAR-89156Y506

Cromwell Long Short Fund
Investor Class | MFADX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Cromwell Long Short Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$115	2.28%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$99,116,724
Number of Holdings	120
Portfolio Turnover	91%
Visit https://thecromwellfunds.com/funds/long-short for more recent performance information.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024) *,**,†
Sector Breakdown

Top 10 Issuers	(%)
Microsoft Corp.	7.4%
NVIDIA Corp.	6.8%
Alphabet, Inc.	3.7%
Apple, Inc.	3.5%
JPMorgan Chase & Co.	2.6%
Costco Wholesale Corp.	2.6%
Amazon.com, Inc.	2.6%
Visa, Inc.	2.4%
ConocoPhillips	2.4%
Lam Research Corp.	1.9%
*	Percentages are stated as a percentage of net assets.
**	The Global Industry Classification Standard (‘‘GICS®’’) was developed by and/or is the exclusive property of MSCI, Inc. (‘‘MSCI’’) and Standard & Poor’s Financial Services LLC (‘‘S&P’’). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
†	Net exposure, includes securities sold short.
HOW HAS THE FUND CHANGED?
Fund Name Change:
Effective May 31, 2024, the Cromwell Marketfield L/S Fund changed its name to the Cromwell Long Short Fund (the “Fund”).
Cromwell Long Short Fund	PAGE 1	TSR_SAR_89156Y100

Changes to Fund’s Investment Adviser or Sub-Adviser:
Effective May 31, 2024, Mutual of America Capital Management, LLC replaced Marketfield Asset Management LLC as a sub-adviser to the Fund.
Changes to the Fund’s Principal Investment Strategy:
Prior to May 31, 2024, under normal market conditions, the Fund’s long positions may range from approximately 60% to 95% of its net assets and its short positions may range from approximately 10% to 50% of its net assets. Effective May 31, 2024, under normal market conditions, the sub-adviser expects to maintain the Fund’s long positions in a range between 80% to 100% of net assets, and its short positions at approximately 20% of net assets, which may range between 10% to 30%.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective May 31, 2024, with the change in sub-adviser to the Fund and associated change in principal investment strategy in regards to the volume and types of securities anticipated to be held short by the Fund the short sale expenses incured by the Fund are anticipated to be materially lower. Short sale expenses were reduced to 0.18% from the 0.58% the Fund incurred in 2023 in the Fund’s prospectus.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective May 31, 2024, Joseph R. Gaffoglio, Thaddeus Pollock and Jamie A. Zendel of Mutual of America Capital Management, LLC became portfolio managers for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.
Cromwell Long Short Fund	PAGE 2	TSR_SAR_89156Y100

Cromwell Long Short Fund
Institutional Class | MFLDX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Cromwell Long Short Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	2.02%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$99,116,724
Number of Holdings	120
Portfolio Turnover	91%
Visit https://thecromwellfunds.com/funds/long-short for more recent performance information.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024) *,**,†
Sector Breakdown

Top 10 Issuers	(%)
Microsoft Corp.	7.4%
NVIDIA Corp.	6.8%
Alphabet, Inc.	3.7%
Apple, Inc.	3.5%
JPMorgan Chase & Co.	2.6%
Costco Wholesale Corp.	2.6%
Amazon.com, Inc.	2.6%
Visa, Inc.	2.4%
ConocoPhillips	2.4%
Lam Research Corp.	1.9%
*	Percentages are stated as a percentage of net assets.
**	The Global Industry Classification Standard (‘‘GICS®’’) was developed by and/or is the exclusive property of MSCI, Inc. (‘‘MSCI’’) and Standard & Poor’s Financial Services LLC (‘‘S&P’’). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
†	Net exposure, includes securities sold short.
HOW HAS THE FUND CHANGED?
Fund Name Change:
Effective May 31, 2024, the Cromwell Marketfield L/S Fund changed its name to the Cromwell Long Short Fund (the “Fund”).
Cromwell Long Short Fund	PAGE 1	TSR_SAR_89156Y308

Changes to Fund’s Investment Adviser or Sub-Adviser:
Effective May 31, 2024, Mutual of America Capital Management, LLC replaced Marketfield Asset Management LLC as a sub-adviser to the Fund.
Changes to the Fund’s Principal Investment Strategy:
Prior to May 31, 2024, under normal market conditions, the Fund’s long positions may range from approximately 60% to 95% of its net assets and its short positions may range from approximately 10% to 50% of its net assets. Effective May 31, 2024, under normal market conditions, the sub-adviser expects to maintain the Fund’s long positions in a range between 80% to 100% of net assets, and its short positions at approximately 20% of net assets, which may range between 10% to 30%.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective May 31, 2024, with the change in sub-adviser to the Fund and associated change in principal investment strategy in regards to the volume and types of securities anticipated to be held short by the Fund the short sale expenses incured by the Fund are anticipated to be materially lower. Short sale expenses were reduced to 0.18% from the 0.58% the Fund incurred in 2023 in the Fund’s prospectus.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective May 31, 2024, Joseph R. Gaffoglio, Thaddeus Pollock and Jamie A. Zendel of Mutual of America Capital Management, LLC became portfolio managers for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.
Cromwell Long Short Fund	PAGE 2	TSR_SAR_89156Y308

Cromwell Foresight Global Sustainable Infrastructure Fund
Institutional Class | CFGIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Cromwell Foresight Global Sustainable Infrastructure Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	1.05%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$44,789,135
Number of Holdings	26
Portfolio Turnover	12%
Visit  https://www.thecromwellfunds.com/funds/foresight-global-sustainable-infrastructure  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024) *
Sector Breakdown

Top 10 Issuers	(%)
Cellnex Telecom SA	6.2%
3i Infrastructure PLC	5.3%
Infratil Ltd.	5.3%
Boralex, Inc.	5.3%
Equinix, Inc.	5.2%
Brookfield Renewable Partners LP	5.0%
American Tower Corp.	4.8%
Innergex Renewable Energy, Inc.	4.6%
Transurban Group	4.1%
Northland Power, Inc.	4.1%

Top 10 Countries	(%)
United States	30.8%
Canada	19.0%
United Kingdom	18.3%
New Zealand	7.3%
Spain	6.2%
Jersey	5.4%
Australia	4.1%
Germany	3.0%
Ireland	2.7%
Cash & Other	3.2%
*	Percentages are stated as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature
Cromwell Foresight Global Sustainable Infrastructure Fund	PAGE 1	TSR_SAR_89156Y878

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.
Cromwell Foresight Global Sustainable Infrastructure Fund	PAGE 2	TSR_SAR_89156Y878

Cromwell Tran Sustainable Focus Fund
Investor Class | LIMAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Cromwell Tran Sustainable Focus Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$57	1.10%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$31,423,804
Number of Holdings	28
Portfolio Turnover	26%
Visit https://thecromwellfunds.com/funds/tran-sustainable-focus for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024) *,**
Sector Breakdown

Top 10 Issuers	(%)
Amazon.com, Inc.	8.5%
Microsoft Corp.	8.1%
Danaher Corp.	6.2%
NVIDIA Corp.	6.0%
AerCap Holdings NV	5.0%
Palo Alto Networks, Inc.	4.9%
Entegris, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8%
T-Mobile US, Inc.	4.7%
Meta Platforms, Inc.	4.3%
*	Percentages are stated as a percentage of net assets.
**	The Global Industry Classification Standard (‘‘GICS®’’) was developed by and/or is the exclusive property of MSCI, Inc. (‘‘MSCI’’) and Standard & Poor’s Financial Services LLC (‘‘S&P’’). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature
Cromwell Tran Sustainable Focus Fund	PAGE 1	TSR-SAR-89156Y803

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.
Cromwell Tran Sustainable Focus Fund	PAGE 2	TSR-SAR-89156Y803

Cromwell Tran Sustainable Focus Fund
Institutional Class | LIMIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Cromwell Tran Sustainable Focus Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.85%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$31,423,804
Number of Holdings	28
Portfolio Turnover	26%
Visit https://thecromwellfunds.com/funds/tran-sustainable-focus for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024) *,**
Sector Breakdown

Top 10 Issuers	(%)
Amazon.com, Inc.	8.5%
Microsoft Corp.	8.1%
Danaher Corp.	6.2%
NVIDIA Corp.	6.0%
AerCap Holdings NV	5.0%
Palo Alto Networks, Inc.	4.9%
Entegris, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8%
T-Mobile US, Inc.	4.7%
Meta Platforms, Inc.	4.3%
*	Percentages are stated as a percentage of net assets.
**	The Global Industry Classification Standard (‘‘GICS®’’) was developed by and/or is the exclusive property of MSCI, Inc. (‘‘MSCI’’) and Standard & Poor’s Financial Services LLC (‘‘S&P’’). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature
Cromwell Tran Sustainable Focus Fund	PAGE 1	TSR-SAR-89156Y704

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.
Cromwell Tran Sustainable Focus Fund	PAGE 2	TSR-SAR-89156Y704

Cromwell Greenspring Mid Cap Fund
Institutional Class | GRSPX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Cromwell Greenspring Mid Cap Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	1.03%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$121,769,602
Number of Holdings	56
Portfolio Turnover	7%
Visit https://mail.thecromwellfunds.com/funds/greenspring-mid-cap-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024) *,**
Sector Breakdown

Top 10 Issuers	(%)
Republic Services, Inc.	9.7%
KBR, Inc.	8.8%
EMCOR Group, Inc.	8.4%
MYR Group, Inc.	4.8%
Johnson Controls International PLC	3.9%
Primo Water Corp.	3.4%
DuPont de Nemours, Inc.	3.1%
W.R. Berkley Corp.	3.1%
EOG Resources, Inc.	2.6%
Ziff Davis, Inc.	2.6%
*	Percentages are stated as a percentage of net assets.
**	The Global Industry Classification Standard (‘‘GICS®’’) was developed by and/or is the exclusive property of MSCI, Inc. (‘‘MSCI’’) and Standard & Poor’s Financial Services LLC (‘‘S&P’’). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature
Cromwell Greenspring Mid Cap Fund	PAGE 1	TSR-SAR-89156Y852

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.
Cromwell Greenspring Mid Cap Fund	PAGE 2	TSR-SAR-89156Y852

Cromwell Sustainable Balanced Fund
Institutional Class | CSBIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Cromwell Sustainable Balanced Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.10%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$11,008,989
Number of Holdings	46
Portfolio Turnover	21%
Visit https://thecromwellfunds.com/funds/sustainable-balanced for more recent performance information.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024) *,**
Security Type Breakdown

Top 10 Issuers	(%)
United States Treasury Note/Bond	30.7%
Microsoft Corp.	4.3%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	3.4%
Danaher Corp.	3.4%
AerCap Holdings NV	3.1%
Ferguson PLC	2.7%
Meta Platforms, Inc.	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Ball Corp.	2.6%
*	Percentages are stated as a percentage of net assets.
**	The Global Industry Classification Standard (‘‘GICS®’’) was developed by and/or is the exclusive property of MSCI, Inc. (‘‘MSCI’’) and Standard & Poor’s Financial Services LLC (‘‘S&P’’). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.
Cromwell Sustainable Balanced Fund	PAGE 1	TSR_SAR_89156Y837

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CROMWELL FUNDS
Core Financial Statements
June 30, 2024 (Unaudited)

Cromwell CenterSquare Real Estate Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 99.2%
Apartments - 12.6%
Camden Property Trust	23,810	$2,597,909
Equity Residential	50,190	3,480,175
Invitation Homes, Inc.	100,630	3,611,611
UDR, Inc.	118,610	4,880,801
		14,570,496
Diversified - 28.6%(a)
American Tower Corp.	54,830	10,657,855
Broadstone Net Lease, Inc.	47,050	746,683
Digital Realty Trust, Inc.	27,800	4,226,990
Equinix, Inc.	11,338	8,578,331
Lamar Advertising Co. - Class A	13,660	1,632,780
SBA Communications Corp.	17,707	3,475,884
VICI Properties, Inc.	77,829	2,229,023
Weyerhaeuser Co.	55,179	1,566,532
		33,114,078
Health Care - 13.4%
American Healthcare REIT, Inc	55,499	810,840
CareTrust REIT, Inc.	33,195	833,194
Healthpeak Properties, Inc.	125,290	2,455,684
Omega Healthcare Investors, Inc.	40,570	1,389,523
Ventas, Inc.	86,750	4,446,805
Welltower, Inc.	53,770	5,605,523
		15,541,569
Hotels - 2.5%
DiamondRock Hospitality Co	80,840	683,098
Host Hotels & Resorts, Inc.	80,980	1,456,020
Ryman Hospitality Properties, Inc.	3,440	343,518
Xenia Hotels & Resorts, Inc.	26,590	381,035
		2,863,672
Manufactured Homes - 2.5%
Sun Communities, Inc.	24,039	2,892,853
Office Property - 4.4%
Alexandria Real Estate Equities, Inc.	7,590	887,802
BXP, Inc.	21,769	1,340,100
Cousins Properties, Inc.	51,280	1,187,132
Douglas Emmett, Inc.	50,762	675,642
Kilroy Realty Corp.	17,470	544,540
Vornado Realty Trust	15,070	396,190
		5,031,406
Regional Malls - 2.7%
Simon Property Group, Inc.	19,741	2,996,684
The Macerich Co.	11,520	177,869
		3,174,553

	Shares	Value
Shopping Centers - 5.8%
Brixmor Property Group, Inc.	71,410	$1,648,857
Kimco Realty Corp.	166,570	3,241,452
Retail Opportunity Investments Corp.	96,620	1,200,987
Urban Edge Properties	30,302	559,678
		6,650,974
Single Tenant - 6.1%
Agree Realty Corp.	40,770	2,525,294
NNN REIT, Inc.	47,710	2,032,446
Realty Income Corp.	46,294	2,445,249
		7,002,989
Storage - 9.0%
CubeSmart	14,400	650,448
Extra Space Storage, Inc.	28,191	4,381,163
Iron Mountain, Inc.	30,420	2,726,240
Public Storage	9,150	2,631,998
		10,389,849
Warehouse/Industrial - 11.6%
Americold Realty Trust, Inc.	15,150	386,931
EastGroup Properties, Inc.	2,640	449,064
First Industrial Realty Trust, Inc.	48,923	2,324,332
Prologis, Inc.	73,620	8,268,262
Rexford Industrial Realty, Inc.	44,269	1,973,955
		13,402,544
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $99,811,302)		114,634,983
TOTAL INVESTMENTS - 99.2% (Cost $99,811,302)		114,634,983
Other Assets in Excess of Liabilities - 0.8%		935,095
TOTAL NET ASSETS - 100.0%		$115,570,078

Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

1

Cromwell Long Short Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.0%
Banks - 3.1%
Citigroup, Inc.	6,933	$439,968
JPMorgan Chase & Co.	12,981	2,625,537
		3,065,505
Biotechnology - 4.1%
AbbVie, Inc.	6,040	1,035,981
Gilead Sciences, Inc.	7,830	537,216
Halozyme Therapeutics, Inc.(a)	20,040	1,049,294
Regeneron Pharmaceuticals, Inc.(a)	484	508,699
Vertex Pharmaceuticals, Inc.(a)	2,091	980,094
		4,111,284
Broadline Retail - 2.6%
Amazon.com, Inc.(a)(b)	13,178	2,546,648
Building Products - 2.3%
Builders FirstSource, Inc.(a)	5,085	703,815
Carlisle Cos., Inc.	1,224	495,977
Trane Technologies PLC	3,142	1,033,498
		2,233,290
Capital Markets - 3.2%
Ameriprise Financial, Inc.	2,323	992,362
Houlihan Lokey, Inc.	3,844	518,402
LPL Financial Holdings, Inc.	3,567	996,263
Morgan Stanley	6,602	641,649
		3,148,676
Chemicals - 1.2%
Ecolab, Inc.	2,029	482,902
The Sherwin-Williams Co.	2,464	735,331
		1,218,233
Construction & Engineering - 0.7%
EMCOR Group, Inc.	1,955	713,731
Consumer Staples Distribution & Retail - 2.6%
Costco Wholesale Corp.	3,058	2,599,269
Containers & Packaging - 0.5%
Crown Holdings, Inc.	6,062	450,952
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	41,259	788,460
Verizon Communications, Inc.	18,226	751,640
		1,540,100
Electric Utilities - 0.5%
NRG Energy, Inc.	6,107	475,491
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp. - Class A	7,220	486,412
Vontier Corp.	31,996	1,222,247
		1,708,659
Entertainment - 0.5%
Electronic Arts, Inc.	3,632	506,047

	Shares	Value
Financial Services - 3.9%
Mastercard, Inc. - Class A	3,369	$ 1,486,268
Visa, Inc. - Class A	9,204	2,415,774
		3,902,042
Ground Transportation - 2.0%
Old Dominion Freight Line, Inc.	2,956	522,030
Union Pacific Corp.	6,443	1,457,793
		1,979,823
Health Care Equipment & Supplies - 1.8%
Intuitive Surgical, Inc.(a)	4,075	1,812,764
Health Care Providers & Services - 3.5%
McKesson Corp.	1,110	648,285
The Cigna Group	3,744	1,237,654
UnitedHealth Group, Inc.	3,058	1,557,317
		3,443,256
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc.	187	740,801
Hilton Worldwide Holdings, Inc.	3,425	747,335
		1,488,136
Household Durables - 1.0%
DR Horton, Inc.	3,479	490,295
Toll Brothers, Inc.	4,177	481,107
		971,402
Household Products - 1.3%
Colgate-Palmolive Co.	13,285	1,289,176
Insurance - 2.5%
Arch Capital Group Ltd.(a)	10,036	1,012,532
Everest Group Ltd.	1,331	507,138
Reinsurance Group of America, Inc.	2,409	494,495
The Hartford Financial Services Group, Inc.	5,006	503,303
		2,517,468
Interactive Media & Services - 3.7%
Alphabet, Inc. - Class A(b)	20,119	3,664,676
Machinery - 3.8%
Caterpillar, Inc.	3,046	1,014,622
Crane Co.	5,305	769,119
Deere & Co.	3,971	1,483,685
Parker-Hannifin Corp.	967	489,118
		3,756,544
Metals & Mining - 0.5%
Barrick Gold Corp.	30,332	505,938
GMK Norilskiy Nickel PAO - ADR(a)(c)	105,916	0
		505,938
Oil, Gas & Consumable Fuels - 8.5%
Chevron Corp.	10,433	1,631,930
ConocoPhillips	20,628	2,359,431

The accompanying notes are an integral part of these financial statements.

2

Cromwell Long Short Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil, Gas & Consumable Fuels - (Continued)
Devon Energy Corp.	31,963	$1,515,046
EOG Resources, Inc.	9,283	1,168,451
Marathon Petroleum Corp.	9,987	1,732,545
		8,407,403
Pharmaceuticals - 2.7%
Johnson & Johnson	10,231	1,495,363
Merck & Co., Inc.	9,554	1,182,785
		2,678,148
Semiconductors & Semiconductor Equipment - 10.6%
Lam Research Corp.	1,772	1,886,914
NVIDIA Corp.(b)	54,471	6,729,347
NXP Semiconductors NV	3,516	946,121
QUALCOMM, Inc.	4,620	920,212
		10,482,594
Software - 13.2%
Adobe, Inc.(a)	2,500	1,388,850
Cadence Design Systems, Inc.(a)	4,202	1,293,165
Check Point Software Technologies Ltd.(a)	6,298	1,039,170
Fortinet, Inc.(a)	12,313	742,105
Intuit, Inc.	2,000	1,314,420
Microsoft Corp.	16,359	7,311,655
		13,089,365
Specialty Retail - 1.9%
AutoZone, Inc.(a)	245	726,205
The Home Depot, Inc.	3,484	1,199,332
		1,925,537
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	16,435	3,461,540
Dell Technologies, Inc. - Class C	3,502	482,961
NetApp, Inc.	7,933	1,021,770
		4,966,271
Textiles, Apparel & Luxury Goods - 0.7%
Ralph Lauren Corp.	4,074	713,194

	Shares	Value
Tobacco - 1.0%
Philip Morris International, Inc.	9,596	$972,363
Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	4,059	787,446
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc.	2,776	489,076
TOTAL COMMON STOCKS (Cost $86,294,198)		94,160,507
EXCHANGE TRADED FUNDS - 0.0%(d)
VanEck Russia ETF(c)	81,903	0
TOTAL EXCHANGE TRADED FUNDS (Cost $1,778,634)		0
TOTAL INVESTMENTS - 95.0% (Cost $88,072,832)		94,160,507
Securities Sold Short - (11.1)%		(11,006,069)
Other Assets in Excess of Liabilities - 16.1%		15,962,286
TOTAL NET ASSETS - 100.0%		$99,116,724

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2024 is $7,268,011.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

Cromwell Long Short Fund
Schedule of Securities Sold Short
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - (10.5)%
Aerospace & Defense - (0.3)%
Hexcel Corp.	(4,151)	$ (259,230)
Beverages - (0.2)%
Monster Beverage Corp.(a)	(4,966)	(248,052)
Biotechnology - (0.2)%
Moderna, Inc.(a)	(1,853)	(220,044)
Building Products - (0.2)%
Fortune Brands Innovations, Inc.	(3,815)	(247,746)
Capital Markets - (0.8)%
FactSet Research Systems, Inc.	(622)	(253,944)
MarketAxess Holdings, Inc.	(1,300)	(260,689)
Nasdaq, Inc.	(4,304)	(259,359)
		(773,992)
Chemicals - (0.5)%
Albemarle Corp.	(2,231)	(213,105)
PPG Industries, Inc.	(1,953)	(245,863)
		(458,968)
Consumer Staples Distribution & Retail - (0.9)%
Dollar General Corp.	(1,854)	(245,154)
Dollar Tree, Inc.(a)	(2,296)	(245,144)
Maplebear, Inc.(a)	(7,768)	(249,663)
Walgreens Boots Alliance, Inc.	(15,880)	(192,069)
		(932,030)
Distributors - (0.3)%
LKQ Corp.	(6,059)	(251,994)
Electrical Equipment - (0.2)%
Bloom Energy Corp. - Class A(a)	(18,990)	(232,438)
Electronic Equipment, Instruments & Components - (0.3)%
Zebra Technologies Corp. - Class A(a)	(841)	(259,810)
Energy Equipment & Services - (0.3)%
NOV, Inc.	(14,249)	(270,873)
Entertainment - (0.8)%
Live Nation Entertainment, Inc.(a)	(2,804)	(262,847)
ROBLOX Corp. - Class A(a)	(7,120)	(264,935)
Warner Music Group Corp. - Class A	(8,264)	(253,292)
		(781,074)
Financial Services - (0.8)%
Affirm Holdings, Inc.(a)	(10,744)	(324,576)
Shift4 Payments, Inc. - Class A(a)	(3,504)	(257,018)
StoneCo Ltd. - Class A(a)	(20,838)	(249,848)
		(831,442)

	Shares	Value
Food Products - (0.5)%
Campbell Soup Co.	(5,900)	$ (266,621)
The J.M. Smucker Co.	(2,243)	(244,577)
		(511,198)
Ground Transportation - (0.3)%
Lyft, Inc. - Class A(a)	(18,154)	(255,971)
Health Care Equipment & Supplies - (0.2)%
Integer Holdings Corp.(a)	(2,082)	(241,075)
Health Care Providers & Services - (0.3)%
Acadia Healthcare Co., Inc.(a)	(3,939)	(266,040)
Hotels, Restaurants & Leisure - (0.5)%
Las Vegas Sands Corp.	(5,762)	(254,969)
Norwegian Cruise Line Holdings Ltd.(a)	(14,456)	(271,628)
		(526,597)
Household Durables - (0.3)%
Whirlpool Corp.	(2,784)	(284,525)
Household Products - (0.3)%
The Clorox Co.	(1,920)	(262,022)
Life Sciences Tools & Services - (0.2)%
Avantor, Inc.(a)	(11,226)	(237,991)
Media - (0.3)%
Liberty Broadband Corp. - Class C(a)	(5,383)	(295,096)
Oil, Gas & Consumable Fuels - (0.3)%
ONEOK, Inc.	(3,183)	(259,574)
Passenger Airlines - (0.2)%
United Airlines Holdings, Inc.(a)	(4,754)	(231,330)
Pharmaceuticals - (0.2)%
Catalent, Inc.(a)	(4,427)	(248,930)
Semiconductors & Semiconductor Equipment - (0.3)%
Intel Corp.	(8,478)	(262,564)
Specialty Retail - (0.8)%
Five Below, Inc.(a)	(2,114)	(230,363)
Floor & Decor Holdings, Inc. - Class A(a)	(2,176)	(216,316)
Lithia Motors, Inc.	(1,379)	(348,128)
		(794,807)
TOTAL COMMON STOCKS (Proceeds $10,595,654)		(10,445,413)
REAL ESTATE INVESTMENT TRUSTS - (0.6)%
Industrial Real Estate Investment Trusts - (0.3)%
Americold Realty Trust, Inc.	(9,646)	(246,359)

The accompanying notes are an integral part of these financial statements.

4

Cromwell Long Short Fund
Schedule of Securities Sold Short
as of June 30, 2024 (Unaudited) (Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Office Real Estate Investment Trusts - (0.3)%
Vornado Realty Trust	(11,955)	$(314,297)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $1,126,471)		(560,656)
TOTAL SECURITIES SOLD SHORT - (11.1)% (Proceeds $11,722,125)		$(11,006,069)

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

5

Cromwell Foresight Global Sustainable Infrastructure Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.9%
Digital Infrastructure - 11.3%
Cellnex Telecom SA(a)	85,871	$2,795,005
Chorus Ltd.	189,544	888,186
Cordiant Digital Infrastructure Ltd.(a)	1,450,527	1,393,539
		5,076,730
Diversified Infrastructure - 20.0%
3i Infrastructure PLC	591,245	2,394,804
Infratil Ltd.	349,963	2,389,483
International Public Partnerships Ltd.	686,885	1,107,374
Sequoia Economic Infrastructure Income Fund Ltd.	1,205,632	1,217,974
Transurban Group	223,533	1,845,681
		8,955,316
Renewable Energy - 35.6%(b)
Boralex, Inc. - Class A	97,089	2,377,646
Brookfield Renewable Partners LP	91,229	2,256,807
Clearway Energy, Inc. - Class C	66,057	1,630,947
Encavis AG(c)	72,448	1,327,754
Greencoat Renewables PLC	1,291,461	1,204,494
Greencoat UK Wind PLC/Funds	605,796	1,010,834
Innergex Renewable Energy, Inc.	275,665	2,060,915
Northland Power, Inc.	106,561	1,831,633
Octopus Renewables Infrastructure Trust PLC	867,459	789,313
Renewables Infrastructure Group Ltd.	1,184,822	1,428,017
		15,918,360
TOTAL COMMON STOCKS (Cost $33,093,288)		29,950,406
REAL ESTATE INVESTMENT TRUSTS - 29.9%
Digital Infrastructure - 15.6%
American Tower Corp.	11,159	2,169,086
Crown Castle, Inc.	11,849	1,157,647
Digital Realty Trust, Inc.	8,577	1,304,133
Equinix, Inc.	3,106	2,350,000
		6,980,866
Diversified Infrastructure - 3.7%
Easterly Government Properties, Inc.	136,011	1,682,456

	Shares	Value
Health Care - 10.6%
Assura PLC	2,438,952	$1,236,263
Healthcare Realty Trust, Inc.	106,552	1,755,977
Healthpeak Properties, Inc.	88,903	1,742,499
		4,734,739
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,283,467)		13,398,061
TOTAL INVESTMENTS - 96.8% (Cost $47,376,755)		43,348,467
Other Assets in Excess of Liabilities - 3.2%		1,440,668
TOTAL NET ASSETS - 100.0%		$44,789,135

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
PLC - Public Limited Company
SA - Sociedad Anónima
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $4,188,544 or 9.4% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

6

Cromwell Tran Sustainable Focus Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 103.9%
Broadline Retail - 8.5%
Amazon.com, Inc.(a)	13,877	$2,681,730
Capital Markets - 3.6%
The Charles Schwab Corp.	15,184	1,118,909
Chemicals - 3.0%
The Sherwin-Williams Co.	3,133	934,981
Construction Materials - 3.5%
Martin Marietta Materials, Inc.	2,001	1,084,142
Containers & Packaging - 3.2%
Ball Corp.	16,615	997,232
Financial Services - 2.0%
PayPal Holdings, Inc.(a)	10,635	617,149
Health Care Providers & Services - 4.0%
AMN Healthcare Services, Inc.(a)	10,892	557,997
UnitedHealth Group, Inc.	1,386	705,835
		1,263,832
Hotels, Restaurants & Leisure - 2.0%
Expedia Group, Inc.(a)	5,100	642,549
Household Durables - 1.0%
DR Horton, Inc.	2,169	305,677
Independent Power and Renewable Electricity Producers - 3.9%
Talen Energy Corp.(a)	11,022	1,223,662
Insurance - 2.1%
The Progressive Corp.	3,207	666,126
Interactive Media & Services - 5.8%
Alphabet, Inc. - Class A	2,549	464,300
Meta Platforms, Inc. - Class A	2,700	1,361,394
		1,825,694
IT Services - 1.9%
Accenture PLC - Class A	1,987	602,876
Life Sciences Tools & Services - 8.7%
Danaher Corp.	7,834	1,957,325
IQVIA Holdings, Inc.(a)	3,669	775,773
		2,733,098

	Shares	Value
Semiconductors & Semiconductor Equipment - 15.6%
Entegris, Inc.	11,278	$1,527,041
NVIDIA Corp.	15,170	1,874,102
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8,711	1,514,059
		4,915,202
Software - 21.1%
Gitlab, Inc. - Class A(a)	12,467	619,859
Intuit, Inc.	1,633	1,073,224
Microsoft Corp.	5,730	2,561,024
Palo Alto Networks, Inc.(a)	4,519	1,531,986
Salesforce, Inc.	3,330	856,143
		6,642,236
Trading Companies & Distributors - 9.3%
AerCap Holdings NV	16,973	1,581,883
Ferguson PLC	6,901	1,336,379
		2,918,262
Wireless Telecommunication Services - 4.7%
T-Mobile US, Inc.	8,464	1,491,188
TOTAL COMMON STOCKS (Cost $23,242,738)		32,664,545
TOTAL INVESTMENTS - 103.9% (Cost $23,242,738)		32,664,545
Liabilities in Excess of Other Assets - (3.9)%		(1,240,741)
TOTAL NET ASSETS - 100.0%		$ 31,423,804

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

7

Cromwell Greenspring Mid Cap Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Aerospace & Defense - 0.1%
Cadre Holdings, Inc.	3,419	$ 114,742
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. - Class B	6,445	881,998
Banks - 5.1%
OceanFirst Financial Corp.	30,012	476,891
Primis Financial Corp.	258,169	2,705,611
Shore Bancshares, Inc.	124,014	1,419,960
WSFS Financial Corp.	32,805	1,541,835
		6,144,297
Beverages - 3.5%
Keurig Dr Pepper, Inc.	3,050	101,870
Primo Water Corp.	189,582	4,144,263
		4,246,133
Broadline Retail - 0.7%
Amazon.com, Inc.(a)	4,020	776,865
Building Products - 4.8%
Advanced Drainage Systems, Inc.	7,316	1,173,413
Johnson Controls International PLC	70,795	4,705,744
		5,879,157
Chemicals - 5.4%
DuPont de Nemours, Inc.	47,262	3,804,118
Minerals Technologies, Inc.	27,728	2,305,861
The Sherwin-Williams Co.	1,629	486,142
		6,596,121
Commercial Services & Supplies - 9.7%
Republic Services, Inc.	60,783	11,812,568
Construction & Engineering - 13.3%
EMCOR Group, Inc.	28,138	10,272,621
MYR Group, Inc.(a)	43,482	5,900,942
		16,173,563
Consumer Staples Distribution & Retail - 1.1%
US Foods Holding Corp.(a)	24,486	1,297,268
Electric Utilities - 1.1%
NextEra Energy, Inc.	19,279	1,365,146
Electrical Equipment - 4.6%
Emerson Electric Co.	14,405	1,586,855
NEXTracker, Inc. - Class A(a)	33,094	1,551,447
nVent Electric PLC	20,000	1,532,200
Shoals Technologies Group, Inc. - Class A(a)	137,915	860,589
		5,531,091
Electronic Equipment, Instruments & Components - 1.5%
Flex Ltd.(a)	61,989	1,828,056

	Shares	Value
Financial Services - 1.0%
Cannae Holdings, Inc.	30,599	$ 555,066
Visa, Inc. - Class A	2,422	635,702
		1,190,768
Food Products - 0.9%
Darling Ingredients, Inc.(a)	29,221	1,073,872
Health Care Equipment & Supplies - 4.5%
Abbott Laboratories	9,105	946,100
Hologic, Inc.(a)	2,174	161,419
Medtronic PLC	28,597	2,250,870
STERIS PLC	598	131,285
Teleflex, Inc.	1,899	399,417
Zimmer Biomet Holdings, Inc.	14,107	1,531,033
		5,420,124
Hotels, Restaurants & Leisure - 2.1%
Wyndham Hotels & Resorts, Inc.	34,688	2,566,912
Insurance - 4.1%
Chubb Ltd.	4,938	1,259,585
W.R. Berkley Corp.	47,610	3,741,194
		5,000,779
Interactive Media & Services - 5.0%
Alphabet, Inc. - Class C	16,240	2,978,741
Ziff Davis, Inc.(a)	57,042	3,140,162
		6,118,903
IT Services - 2.3%
Akamai Technologies, Inc.(a)	12,931	1,164,824
Amdocs Ltd.	20,718	1,635,065
		2,799,889
Oil, Gas & Consumable Fuels - 2.9%
EOG Resources, Inc.	25,226	3,175,197
Phillips 66	2,813	397,111
		3,572,308
Personal Care Products - 1.5%
Kenvue, Inc.	102,927	1,871,213
Pharmaceuticals - 0.4%
Johnson & Johnson	3,289	480,720
Professional Services - 12.6%
Alight, Inc. - Class A(a)	358,217	2,643,641
Dun & Bradstreet Holdings, Inc.	208,520	1,930,895
KBR, Inc.	167,691	10,755,701
		15,330,237
Software - 1.0%
Blackbaud, Inc.(a)	16,583	1,263,127
Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage, Inc. - Class A(a)	6,195	397,781

The accompanying notes are an integral part of these financial statements.

8

Cromwell Greenspring Mid Cap Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Textiles, Apparel & Luxury Goods - 1.6%
Levi Strauss & Co. - Class A	103,241	$1,990,487
Trading Companies & Distributors - 1.2%
Rush Enterprises, Inc. - Class A	17,839	746,919
Rush Enterprises, Inc. - Class B	17,328	679,951
		1,426,870
Wireless Telecommunication Services - 2.4%
T-Mobile US, Inc.	16,777	2,955,772
TOTAL COMMON STOCKS (Cost $58,104,118)		116,106,767
REAL ESTATE INVESTMENT TRUSTS - 1.3%
Residential Real Estate Investment Trusts - 1.3%
American Homes 4 Rent - Class A	43,695	1,623,706
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,177,639)		1,623,706
EXCHANGE TRADED FUNDS - 1.1%
Invesco Solar ETF	33,518	1,347,759
TOTAL EXCHANGE TRADED FUNDS (Cost $1,120,903)		1,347,759
PREFERRED STOCKS - 0.0%(b)
Oil, Gas & Consumable Fuels - 0.0%(b)
GasLog Partners LP Series A, 8.63% to 06/15/2027 then 3 mo. LIBOR US + 6.31%, Perpetual(c)	884	22,144
TOTAL PREFERRED STOCKS (Cost $11,376)		22,144
TOTAL INVESTMENTS - 97.8% (Cost $60,414,036)		119,100,376
Other Assets in Excess of Liabilities - 2.2%		$2,669,226
TOTAL NET ASSETS - 100.0%		$121,769,602

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
The accompanying notes are an integral part of these financial statements.

9

Cromwell Sustainable Balanced Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 58.2%
Broadline Retail - 4.1%
Amazon.com, Inc.(a)	2,371	$458,196
Capital Markets - 1.8%
The Charles Schwab Corp.	2,693	198,447
Chemicals - 2.0%
The Sherwin-Williams Co.	742	221,435
Construction Materials - 2.1%
Martin Marietta Materials, Inc.	421	228,098
Containers & Packaging - 2.5%
Ball Corp.	4,682	281,014
Financial Services - 1.1%
PayPal Holdings, Inc.(a)	2,058	119,426
Health Care Providers & Services - 2.2%
AMN Healthcare Services, Inc.(a)	2,082	106,661
UnitedHealth Group, Inc.	258	131,389
		238,050
Hotels, Restaurants & Leisure - 1.1%
Expedia Group, Inc.(a)	948	119,438
Household Durables - 0.5%
DR Horton, Inc.	405	57,077
Independent Power and Renewable Electricity Producers - 2.2%
Talen Energy Corp.(a)	2,169	240,802
Insurance - 1.2%
The Progressive Corp.	621	128,988
Interactive Media & Services - 3.4%
Alphabet, Inc. - Class A	484	88,160
Meta Platforms, Inc. - Class A	562	283,372
		371,532
IT Services - 1.0%
Accenture PLC - Class A	369	111,958
Life Sciences Tools & Services - 5.2%
Danaher Corp.	1,495	373,526
IQVIA Holdings, Inc.(a)	946	200,022
		573,548
Semiconductors & Semiconductor Equipment - 8.0%
Entegris, Inc.	1,639	221,921
NVIDIA Corp.	3,030	374,326
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,627	282,789
		879,036
Software - 11.5%
Gitlab, Inc. - Class A(a)	2,848	141,603

	Shares	Value
Intuit, Inc.	329	$ 216,222
Microsoft Corp.	1,063	475,108
Palo Alto Networks, Inc.(a)	790	267,818
Salesforce, Inc.	633	162,744
		1,263,495
Trading Companies & Distributors - 5.8%
AerCap Holdings NV	3,680	342,976
Ferguson PLC	1,538	297,834
		640,810
Wireless Telecommunication Services - 2.5%
T-Mobile US, Inc.	1,570	276,602
TOTAL COMMON STOCKS (Cost $5,943,062)		6,407,952

	Par
U.S. TREASURY SECURITIES - 30.7%
United States Treasury Note/Bond
4.63%, 06/30/2026	$500,000	499,111
4.25%, 03/15/2027	600,000	595,266
4.25%, 02/28/2029	1,150,000	1,145,036
4.00%, 02/15/2034	600,000	582,516
4.38%, 05/15/2034	50,000	50,019
4.25%, 02/15/2054	530,000	504,784
TOTAL U.S. TREASURY SECURITIES (Cost $3,411,711)		3,376,732
CORPORATE BONDS - 4.1%
Banks - 0.9%
Bank of America Corp., 3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	50,000	43,841
Morgan Stanley, 5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	50,000	51,273
		95,114
Biotechnology - 0.4%
Amgen, Inc., 4.20%, 03/01/2033	50,000	46,345
Computers - 0.5%
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	50,000	51,634
Environmental Control - 0.4%
Veralto Corp., 5.45%, 09/18/2033 (b)	50,000	49,929
Healthcare-Services - 0.6%
Elevance Health, Inc., 5.65%, 06/15/2054	20,000	19,799
Humana, Inc., 5.38%, 04/15/2031	50,000	49,751
		69,550

The accompanying notes are an integral part of these financial statements.

10

Cromwell Sustainable Balanced Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Lodging - 0.4%
Marriott International, Inc., 2.75%, 10/15/2033	$ 50,000	$40,389
Real Estate Investment Trusts - 0.5%
Brixmor Operating Partnership LP, 5.75%, 02/15/2035	25,000	24,967
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	20,000	19,975
Host Hotels & Resorts LP, 5.70%, 07/01/2034	10,000	9,834
		54,776
Software - 0.4%
Fiserv, Inc., 5.60%, 03/02/2033	50,000	50,439
TOTAL CORPORATE BONDS (Cost $458,033)		458,176
TOTAL INVESTMENTS - 93.0% (Cost $9,812,806)		10,242,860
Other Assets in Excess of Liabilities - 7.0%		766,129
TOTAL NET ASSETS - 100.0%		$11,008,989

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $49,929 or 0.4% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

11

Statements of Assets and Liabilities
as of June 30, 2024 (Unaudited)

	Cromwell CenterSquare Real Estate Fund	Cromwell Long Short Fund	Cromwell Foresight Global Sustainable Infrastructure Fund
ASSETS
Investments in securities, at value*	$114,634,983	$94,160,507	$43,348,467
Foreign currency, at value***	—	—	24,214
Cash & cash equivalents	801,927	4,145,676	1,435,796
Dividends & interest receivable	398,662	277,787	241,568
Receivable for capital shares sold	5,724	205	—
Broker interest receivable	—	44,258	—
Deposits at brokers(1)	—	11,696,249	—
Receivable for investment securities sold	247,434	—	—
Prepaid expenses & other assets	18,176	21,208	6,986
Total Assets	116,106,906	110,345,890	45,057,031
LIABILITIES
Payable for capital shares redeemed	20,836	67,233	—
Securities sold short, at value**	—	11,006,069	—
Payable for investment securities purchased	375,870	—	189,953
Payable to investment adviser	48,832	83,750	23,370
Payable for fund administration & accounting fees	9,259	18,783	7,128
Payable for compliance fees	874	874	874
Payable for custody fees	4,274	2,472	2,539
Payable for transfer agent fees & expenses	48,229	25,408	2,020
Accrued distribution and/or shareholder service fees	—	9,333	—
Payable for trustee fees	7,684	—	4,362
Dividends & interest on short positions	—	3,015	—
Payable for audit fees	6,941	6,891	8,492
Other accrued expenses & liabilities	14,029	5,338	29,158
Total Liabilities	536,828	11,229,166	267,896
NET ASSETS	$115,570,078	$99,116,724	$44,789,135
Net Assets Consist of:
Paid-in capital	$111,876,444	$420,639,330	$51,250,260
Total distributable earnings/(accumulated deficit)	3,693,634	(321,522,606)	(6,461,125)
Net assets	$115,570,078	$99,116,724	$44,789,135
Investor Class:
Net assets	$50,056,099	$44,021,937	$—
Shares issued and outstanding(2)	4,741,474	1,979,459	—
Net asset value	$10.56	$22.24	$—
Institutional Class:
Net assets	$65,513,979	$55,094,787	$44,789,135
Shares issued and outstanding(2)	6,210,189	2,426,025	2,570,357
Net asset value	$10.55	$22.71	$17.43

The accompanying notes are an integral part of these financial statements.

12

Statements of Assets and Liabilities
as of June 30, 2024 (Unaudited) (Continued)

	Cromwell CenterSquare Real Estate Fund	Cromwell Long Short Fund	Cromwell Foresight Global Sustainable Infrastructure Fund
* Cost of securities	$99,811,302	$88,072,832	$47,376,755
**Proceeds received on securities sold short	—	11,722,125	—
*** Cost of foreign currency	—	—	24,230

(1)	Serves as collateral for securities sold short.
(2)	Unlimited number of shares authorized with no par value.
The accompanying notes are an integral part of these financial statements.

13

Statements of Assets and Liabilities
as of June 30, 2024 (Unaudited) (Continued)

	Cromwell Tran Sustainable Focus Fund	Cromwell Greenspring Mid Cap Fund	Cromwell Sustainable Balanced Fund
ASSETS
Investments in securities, at value*	$32,664,545	$119,100,376	$10,242,860
Cash & cash equivalents	331,465	2,659,014	1,223,946
Due from investment adviser	—	—	6,552
Dividends & interest receivable	13,426	103,808	54,332
Receivable for capital shares sold	—	1,790	—
Receivable for investment securities sold	—	25,355	—
Prepaid expenses & other assets	13,307	13,602	26,406
Total Assets	33,022,743	121,903,945	11,554,096
LIABILITIES
Payable for capital shares redeemed	1,547,318	9,660	—
Payable for investment securities purchased	—	—	499,243
Payable to investment adviser	6,413	74,340	—
Payable for fund administration & accounting fees	10,497	7,361	23,034
Payable for compliance fees	874	874	894
Payable for custody fees	564	4,063	498
Payable for transfer agent fees & expenses	8,721	6,936	6,196
Accrued distribution and/or shareholder service fees	3,734	—	—
Payable for trustee fees	4,033	7,951	4,197
Payable for audit fees	7,128	6,847	7,090
Other accrued expenses & liabilities	9,657	16,311	3,955
Total Liabilities	1,598,939	134,343	545,107
NET ASSETS	$31,423,804	$121,769,602	$11,008,989
Net Assets Consists of:
Paid-in capital	$21,093,661	$58,007,895	$10,555,663
Total distributable earnings/(accumulated deficit)	10,330,143	63,761,707	453,326
Net assets	$31,423,804	$121,769,602	$11,008,989
Investor Class:
Net assets	$16,783,259	$—	$—
Shares issued and outstanding(1)	2,529,084	—	—
Net asset value	$6.64	$—	$—
Institutional Class:
Net assets	$14,640,545	$121,769,602	$11,008,989
Shares issued and outstanding(1)	1,983,606	4,884,155	515,691
Net asset value	$7.38	$24.93	$21.35
* Cost of securities	$23,242,738	$60,414,036	$9,812,806

(1)	Unlimited number of shares authorized with no par value.
The accompanying notes are an integral part of these financial statements.

14

Statements of Operations
For the period ended June 30, 2024 (Unaudited)

	Cromwell CenterSquare Real Estate Fund	Cromwell Long Short Fund	Cromwell Foresight Global Sustainable Infrastructure Fund
INVESTMENT INCOME:
Dividend income	$2,203,954	$994,085	$926,380
Less: Foreign taxes witheld	(1,758)	(23,328)	(62,323)
Broker interest income	—	820,905	—
Interest income	13,992	290,917	14,998
Total Investment Income	2,216,188	2,082,579	879,055

EXPENSES:
Investment advisory fees (See Note 4)	350,309	879,942	184,203
Dividend expense	—	300,226	—
Transfer agent fees & expenses (See Note 4)	23,606	97,980	9,953
Fund administration & accounting fees (See Note 4)	39,240	49,933	29,787
Federal & state registration fees	19,625	25,311	4,103
Trustee fees	15,697	16,962	9,518
Audit fees	7,193	7,193	8,582
Custody fees (See Note 4)	7,044	5,537	9,691
Other expenses	5,270	5,797	2,071
Legal fees	22,595	25,792	8,097
Interest expense	—	—	581
Insurance expense	740	27	784
Postage & printing fees	10,211	10,529	2,067
Compliance fees (See Note 4)	6,807	6,807	6,807
Tax expense	7,414	—	—
Distribution and/or shareholder service fees (See Note 5)
Investor Class	53,787	59,723	—
Institutional Class	44,174	—	—
Total Expenses Before Reimbursement/Recoupment	613,712	1,491,759	276,244
Adviser recoupment (See Note 4)	5,630	—	—
Reimbursement from adviser (See Note 4)	—	(157,588)	(48,119)
Total Net Expenses	619,342	1,334,171	228,125
Net Investment Income (loss)	1,596,846	748,408	650,930
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(2,331,066)	43,685,787	(928,157)
Securities sold short	—	(12,927,797)	—
Foreign currency transactions	—	(59,296)	(14,967)
	(2,331,066)	30,698,694	(943,124)
Net change in unrealized appreciation(depreciation) on:
Investments	(1,832,885)	(37,304,318)	(1,637,686)
Securities sold short	—	9,613,878	—
Foreign currency translations	—	(5,209)	(44,293)
	(1,832,885)	(27,695,649)	(1,681,979)
Net realized and unrealized gain(loss)	(4,163,951)	3,003,045	(2,625,103)
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,567,105)	$3,751,453	$(1,974,173)

The accompanying notes are an integral part of these financial statements.

15

Statements of Operations
For the period ended June 30, 2024 (Unaudited)

	Cromwell Tran Sustainable Focus Fund	Cromwell Greenspring Mid Cap Fund	Cromwell Sustainable Balanced Fund
INVESTMENT INCOME:
Dividend income	$108,925	$841,471	$18,263
Less: Foreign taxes witheld	(1,550)	(10,532)	(281)
Interest income	12,000	69,647	92,641
Total Investment Income	119,375	900,586	110,623

EXPENSES:
Investment advisory fees (See Note 4)	138,651	458,331	37,228
Transfer agent fees & expenses (See Note 4)	28,458	60,801	15,259
Fund administration & accounting fees (See Note 4)	37,792	34,558	48,102
Federal & state registration fees	22,143	13,605	13,462
Trustee fees	8,756	16,007	7,401
Audit fees	7,193	7,090	7,090
Custody fees (See Note 4)	1,767	3,345	2,701
Other expenses	2,828	1,482	1,944
Legal fees	6,284	21,808	2,844
Interest expense	103	—	—
Insurance expense	752	—	401
Postage & printing fees	3,972	6,098	1,801
Compliance fees (See Note 4)	6,807	6,807	6,827
Distribution and/or shareholder service fees (See Note 5)
Investor Class	22,632	—	—
Total Expenses Before Reimbursement/Recoupment	288,138	629,932	145,060
Adviser recoupment (See Note 4)	—	—	—
Reimbursement from adviser (See Note 4)	(126,753)	—	(96,883)
Total Net Expenses	161,385	629,932	48,177
Net Investment Income (loss)	(42,010)	270,654	62,446

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	1,540,939	3,613,809	(39,174)
Net change in unrealized appreciation (depreciation) on:
Investments	1,500,291	5,151,196	430,054
Net realized and unrealized gain (loss)	3,041,230	8,765,005	390,880
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,999,220	$9,035,659	$453,326

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets

	Cromwell CenterSquare Real Estate Fund
	For the Period Ended June 30, 2024	For the Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$1,596,846	$2,827,489
Net realized gain (loss) on investments	(2,331,066)	(3,624,573)
Net change in unrealized appreciation (depreciation) on investments	(1,832,885)	14,646,431
Net Increase (Decrease) in Net Assets Resulting From Operations	(2,567,105)	13,849,347

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	2,017,395	4,974,648
Proceeds from reinvestment of distributions	631,998	1,240,881
Payments for shares redeemed	(10,618,414)	(21,674,509)
Increase (Decrease) in Net Assets Resulting From Investor Class Transactions	(7,969,021)	(15,458,980)
Institutional Class:
Proceeds from shares sold	7,849,499	8,499,718
Proceeds from reinvestment of distributions	888,620	1,416,531
Payments for shares redeemed	(7,354,489)	(19,971,469)
Proceeds from shares issued in conversion of Class Z(1)	—	6,974,078
Increase (Decrease) in Net Assets Resulting From Institutional Class Transactions	1,383,630	(3,081,142)
Class Z(1):
Proceeds from shares sold	—	821
Payments for shares redeemed	—	(78,119)
Payments for shares redeemed in conversion of Class Z	—	(6,974,078)
Increase (Decrease) in Net Assets Resulting From Class Z Transactions	—	(7,051,376)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	(6,585,391)	(25,591,498)

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(648,258)	(1,281,919)
Institutional Class	(889,953)	(1,420,237)
Total Distributions to Shareholders	(1,538,211)	(2,702,156)
Total increase (decrease) in net assets	(10,690,707)	(14,444,307)

NET ASSETS:
Beginning of period	126,260,785	140,705,092
End of period	$115,570,078	$126,260,785

(1)	On February 28, 2023 the Fund converted Class Z shares into Institutional Class Shares and closed the Class Z shares of the Fund.
The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

	Cromwell Long Short Fund
	For the Period Ended June 30, 2024	For the Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$748,408	$3,078,883
Net realized gain (loss) on:
Investments	43,685,787	411,782
Securities sold short	(12,927,797)	(247,735)
Purchased options	—	(417,687)
Foreign currency transactions	(59,296)	10,579
Net change in unrealized appreciation (depreciation) on:
Investments	(37,304,318)	11,175,292
Securities sold short	9,613,878	(14,578,326)
Foreign currency translations	(5,209)	4,804
Net Increase (Decrease) in Net Assets Resulting From Operations	3,751,453	(562,408)
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	114,359	11,028,006
Proceeds from reinvestment of distributions	—	955,320
Payments for shares redeemed	(7,606,122)	(7,925,720)
Proceeds from shares issued in conversion of Class C(1)	—	771,360
Increase (Decrease) in Net Assets Resulting From Investor Class Transactions	(7,491,763)	4,828,966
Institutional Class:
Proceeds from shares sold	1,746,998	12,124,962
Proceeds from reinvestment of distributions	—	1,966,556
Payments for shares redeemed	(35,681,870)	(26,221,873)
Increase (Decrease) in Net Assets Resulting From Institutional Class Transactions	(33,934,872)	(12,130,355)
Class C(1):
Proceeds from shares sold	—	50,743
Payments for shares redeemed	—	(11,323,625)
Payments for shares redeemed in conversion of Class C	—	(771,360)
Increase (Decrease) in Net Assets Resulting From Class C Transactions	—	(12,044,242)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	(41,426,635)	(19,345,631)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(1,071,172)
Institutional Class	—	(2,070,360)
Total Distributions to Shareholders	—	(3,141,532)
Total increase (decrease) in net assets	(37,675,182)	(23,049,571)
NET ASSETS:
Beginning of period	136,791,906	159,841,477
End of period	$99,116,724	$136,791,906

(1)	On November 17, 2023 the Fund converted Class C shares into Investor Class Shares and closed the Class C shares of the Fund.
The accompanying notes are an integral part of these financial statements.

18

Statements of Changes in Net Assets

	Cromwell Foresight Global Sustainable Infrastructure Fund
	For the Period Ended June 30, 2024	For the Period Ended December 31, 2023(1)
OPERATIONS:
Net investment income (loss)	$650,930	$1,103,909
Net realized gain (loss) on:
Investments	(928,157)	(2,078,692)
Foreign currency transactions	(14,967)	(6,261)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,637,686)	(2,390,602)
Foreign currency translations	(44,293)	43,277
Net Increase (Decrease) in Net Assets Resulting From Operations	(1,974,173)	(3,328,369)

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	1,072,856	50,173,038
Proceeds from reinvestment of distributions	—	4,366
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	1,072,856	50,177,404

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	—	(1,158,583)
Total increase (decrease) in net assets	(901,317)	45,690,452

NET ASSETS:
Beginning of period	45,690,452	—
End of period	$44,789,135	$45,690,452

(1)	Since commencement of operations on January 31, 2023.
The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets

	Cromwell Tran Sustainable Focus Fund
	For the Period Ended June 30, 2024	For the Period Ended December 31, 2023(1)	For the Year Ended April 30, 2023
OPERATIONS:
Net investment income (loss)	$(42,010)	$(59,001)	$(127,792)
Net realized gain (loss) on investments	1,540,939	1,954,525	(2,492,845)
Net change in unrealized appreciation (depreciation) on investments	1,500,291	4,743,672	(4,222,827)
Net Increase (Decrease) in Net Assets Resulting From Operations	2,999,220	6,639,196	(6,843,464)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	1,016,617	146,127	763,473
Proceeds from reinvestment of distributions	—	—	1,632,003
Payments for shares redeemed	(2,912,040)	(3,267,442)	(2,156,557)
Increase (Decrease) in Net Assets Resulting From Investor Class Transactions	(1,895,423)	(3,121,315)	238,919
Institutional Class:
Proceeds from shares sold	656,477	195,456	1,539,228
Proceeds from reinvestment of distributions	—	—	1,917,717
Payments for shares redeemed	(1,754,329)	(6,398,667)	(6,693,339)
Increase (Decrease) in Net Assets Resulting From Institutional Class Transactions	(1,097,852)	(6,203,211)	(3,236,394)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	(2,993,275)	(9,324,526)	(2,997,475)

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	—	(1,983,656)
Institutional Class	—	—	(2,075,393)
Total Distributions to Shareholders	—	—	(4,059,049)
Total increase (decrease) in net assets	5,945	(2,685,330)	(13,899,988)

NET ASSETS:
Beginning of period	31,417,859	34,103,189	48,003,177
End of period	$31,423,804	$31,417,859	$34,103,189

(1)	For the period May 1, 2023 through December 31, 2023. On November 1, 2023 the Tran Sustainable Balanced Fund changed its fiscal year end from April 30 to December 31.
The accompanying notes are an integral part of these financial statements.

20

Statements of Changes in Net Assets

	Cromwell Greenspring Mid Cap Fund
	For the Period Ended June 30, 2024	For the Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$270,654	$1,053,508
Net realized gain (loss) on:
Investments	3,613,809	7,836,772
Net change in unrealized appreciation (depreciation) on:
Investments	5,151,196	4,533,577
Net Increase (Decrease) in Net Assets Resulting From Operations	9,035,659	13,423,857

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	1,161,914	3,836,050
Proceeds from reinvestment of distributions	—	7,632,278
Payments for shares redeemed	(7,926,920)	(33,393,965)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	(6,765,006)	(21,925,637)

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	—	(7,898,481)
Total increase (decrease) in net assets	2,270,653	(16,400,261)

NET ASSETS:
Beginning of period	119,498,949	135,899,210
End of period	$121,769,602	$119,498,949

The accompanying notes are an integral part of these financial statements.

21

Statements of Changes in Net Assets

Cromwell Sustainable Balanced Fund
For the Period Ended June 30, 2024
OPERATIONS:
Net investment income (loss)	$62,446
Net realized gain (loss) on:
Investments	(39,174)
Net change in unrealized appreciation (depreciation) on:
Investments	430,054
Net Increase (Decrease) in Net Assets Resulting From Operations	453,326

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	10,556,649
Payments for shares redeemed	(1,006)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	10,555,643
Total increase (decrease) in net assets	11,008,969

NET ASSETS:
Beginning of period	20
End of period	$11,008,989

The accompanying notes are an integral part of these financial statements.

22

Financial Highlights
Cromwell CenterSquare Real Estate Fund
Investor Class(1)
For a Fund share outstanding throughout the periods

	Period Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net Asset Value, Beginning of Period	$10.89	$9.97	$14.06	$10.51	$11.04	$9.56
Investment operations:
Net investment income (loss)(2)(3)	0.14	0.22	0.17	0.10	0.11	0.18
Net realized and unrealized gain (loss) on investments	(0.33)	0.91	(3.63)	4.00	(0.42)	1.99
Total From Investment Operations	(0.19)	1.13	(3.46)	4.10	(0.31)	2.17
Less distributions from:
Net investment income	(0.14)	(0.21)	(0.17)	(0.21)	(0.13)	(0.21)
Net realized gain	—	—	(0.46)	(0.34)	—	(0.48)
Paid in capital	—	—	—	—	(0.09)	—
Total Distributions	(0.14)	(0.21)	(0.63)	(0.55)	(0.22)	(0.69)
Net Asset Value, End of Period	$10.56	$10.89	$9.97	$14.06	$10.51	$11.04
TOTAL RETURN(3)(7)	(1.86)%	11.70%	(24.72)%	39.45%	(2.61)%	22.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$50,056	$59,869	$69,987	$104,438	$90,167	$166,047
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(4)(8)	1.09%	1.12%	1.11%	1.12%(5)	1.15%	1.10%
After expense reimbursement/recoupment(6)(8)	1.10%	1.12%	1.12%	1.12%(5)	1.11%	1.10%
Ratio of expenses excluding interest and tax expenses to average net assets:
Before expense reimbursement/recoupment(4)(8)	1.08%	1.12%	1.11%	1.12%(5)	1.15%	1.10%
After expense reimbursement/recoupment(8)	1.09%	1.12%	1.12%	1.12%(5)	1.11%	1.10%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(8)	2.67%	2.15%	1.46%	0.84%	1.07%	1.62%
Portfolio turnover rate(7)	15%	47%	57%	68%	131%	76%

(1)	Prior to March 7, 2022, the Investor Class was known as Class N. Prior to February 27, 2017, Class N was known as Class S.
(2)	Calculated using the average shares oustanding method.
(3)	Total returns and net investment income would have been lower had certain expenses not been offset.
(4)
Includes reduction from broker recapture amounting to less than 0.01% for the fiscal year ended December 31, 2021, 0.01% for the fiscal year ended December 31, 2020 and less than 0.01% for the fiscal year ended December 31, 2019.

(5)	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.
(6)
Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

(7)	Not annualized for periods less than one year.
(8)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

23

Financial Highlights
Cromwell CenterSquare Real Estate Fund
Institutional Class(1)
For a Fund share outstanding throughout the periods

	Period Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net Asset Value, Beginning of Period	$10.89	$9.96	$14.05	$10.51	$11.04	$9.56
Investment operations:
Net investment income (loss)(2)(3)	0.14	0.24	0.19	0.12	0.12	0.19
Net realized and unrealized gain (loss) on investments	(0.34)	0.91	(3.63)	3.98	(0.42)	1.99
Total From Investment Operations	(0.20)	1.15	(3.44)	4.10	(0.30)	2.18
Less distributions from:
Net investment income	(0.14)	(0.22)	(0.19)	(0.22)	(0.13)	(0.22)
Net realized gain	—	—	(0.46)	(0.34)	—	(0.48)
Paid in capital	—	—	—	—	(0.10)	—
Total Distributions	(0.14)	(0.22)	(0.65)	(0.56)	(0.23)	(0.70)
Net Asset Value, End of Period	$10.55	$10.89	$9.96	$14.05	$10.51	$11.04
TOTAL RETURN(3)(8)	(1.80)%	11.71%	(24.65)%(4)	39.53%	(2.47)%	23.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$65,514	$66,391	$63,915	$102,347	$50,587	$56,324
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(5)(9)	1.02%	1.03%	0.99%	1.00%(6)	1.02%	0.97%
After expense reimbursement/recoupment(7)(9)	1.03%	1.02%	1.00%	1.00%(6)	0.98%	0.97%
Ratio of expenses excluding interest and tax expenses to average net assets:
Before expense reimbursement/recoupment(5)(9)	1.01%	1.03%	0.99%	1.00%(6)	1.02%	0.97%
After expense reimbursement/recoupment(9)	1.02%	1.02%	1.00%	1.00%(6)	0.98%	0.97%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(9)	2.79%	2.36%	1.56%	0.96%	1.19%	1.75%
Portfolio turnover rate(8)	15%	47%	57%	68%	131%	76%

(1)	Prior to March 7, 2022, the Institutional Class was known as Class I.
(2)	Calculated using the average shares oustanding method.
(3)	Total returns and net investment income would have been lower had certain expenses not been offset.
(4)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)
Includes reduction from broker recapture amounting to less than 0.01% for the fiscal year ended December 31, 2021, 0.01% for the fiscal year ended December 31, 2020 and less than 0.01% for the fiscal year ended December 31, 2019.

(6)	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.
(7)
Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

(8)	Not annualized for periods less than one year.
(9)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

24

Financial Highlights
Cromwell Long Short Fund
Investor Class(1)
For a Fund share outstanding throughout the periods

	Period Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net Asset Value, Beginning of Period	$21.59	$22.13	$21.62	$19.96	$16.65	$14.92
Investment operations:
Net investment income (loss)(2)	0.11	0.41	0.11	(0.02)	(0.16)	0.04
Net realized and unrealized gain (loss) on investments	0.54	(0.48)	0.50	1.68	3.47	1.73
Total From Investment Operations	0.65	(0.07)	0.61	1.66	3.31	1.77
Less distributions from:
Net investment income	—	(0.47)	(0.10)	—	—	(0.04)
Total Distributions	—	(0.47)	(0.10)	—	—	(0.04)
Net Asset Value, End of Period	$22.24	$21.59	$22.13	$21.62	$19.96	$16.65
TOTAL RETURN(5)	3.01%	(0.34)%	2.81%	8.32%	19.88%	11.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$44,022	$50,106	$46,575	$47,709	$42,483	$37,761
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(6)	2.53%	2.60%	2.44%	2.58%	2.75%	2.94%
After expense reimbursement/recoupment(6)	2.28%	2.38%	2.25%	2.36%	2.47%	2.70%
Ratio of expenses excluding dividend and interest expense on short positions to average net assets:
Before expense reimbursement/recoupment(6)	2.05%	2.02%	1.99%	2.02%	2.08%	2.04%
After expense reimbursement/recoupment(6)	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(3)(6)	1.01%	1.89%	0.51%	(0.08)%	(0.95)%	0.26%
Portfolio turnover rate(4)(5)	91%	30%	40%	26%	12%	17%

(1)	Prior to March 14, 2022, the Investor Class was known as Class A.
(2)	Calculated using the average shares oustanding method.
(3)	The net investment income(loss) ratios include dividend and interest expense on short positions.
(4)	Consists of long-term investments only; excludes securities sold short and derivative instruments.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

25

Financial Highlights
Cromwell Long Short Fund
Institutional Class(1)
For a Fund share outstanding throughout the periods

	Period Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net Asset Value, Beginning of Period	$22.02	$22.56	$22.03	$20.29	$16.88	$15.14
Investment operations:
Net investment income (loss)(2)	0.15	0.48	0.18	0.03	(0.12)	0.08
Net realized and unrealized gain (loss) on investments	0.54	(0.50)	0.50	1.71	3.53	1.75
Total From Investment Operations	0.69	(0.02)	0.68	1.74	3.41	1.83
Less distributions from:
Net investment income	—	(0.52)	(0.15)	—	—	(0.09)
Total Distributions	—	(0.52)	(0.15)	—	—	(0.09)
Net Asset Value, End of Period	$22.71	$22.02	$22.56	$22.03	$20.29	$16.88
TOTAL RETURN(5)	3.13%	(0.10)%	3.10%	8.58%	20.20%	12.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$55,095	$86,686	$101,115	$90,440	$91,645	$105,998
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(6)	2.27%	2.35%	2.19%	2.33%	2.47%	2.68%
After expense reimbursement/recoupment(6)	2.02%	2.13%	2.00%	2.11%	2.20%	2.44%
Ratio of expenses excluding dividend and interest expense on short positions to average net assets:
Before expense reimbursement/recoupment(6)	1.80%	1.77%	1.74%	1.78%	1.83%	1.80%
After expense reimbursement/recoupment(6)	1.55%	1.55%	1.55%	1.56%	1.56%	1.56%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(3)(6)	1.30%	2.14%	0.81%	0.13%	(0.71)%	0.49%
Portfolio turnover rate(4)(5)	91%	30%	40%	26%	12%	17%

(1)	Prior to March 14, 2022, the Institutional Class was known as Class I.
(2)	Calculated using the average shares oustanding method.
(3)	The net investment income(loss) ratios include dividend and interest expense on short positions.
(4)	Consists of long-term investments only; excludes securities sold short and derivative instruments.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

26

Financial Highlights
Cromwell Foresight Global Sustainable Infrastructure Fund
Institutional Class
For a Fund share outstanding throughout the periods

	Period Ended June 30, 2024	Period Ended December 31, 2023(5)
PER SHARE DATA:
Net Asset Value, Beginning of Period	$18.21	$20.00
Investment operations:
Net investment income (loss)(1)	0.25	0.44
Net realized and unrealized gain (loss) on investments	(1.03)	(1.77)
Total From Investment Operations	(0.78)	(1.33)
Less distributions from:
Net investment income	—	(0.46)
Total Distributions	—	(0.46)
Net Asset Value, End of Period	$17.43	$18.21
TOTAL RETURN(2)(4)	(4.28)%	(6.65)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$44,789	$45,690
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(3)(6)	1.27%	1.37%
After expense reimbursement/recoupment(3)(6)	1.05%	1.05%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(3)	3.00%	2.66%
Portfolio turnover rate(2)	12%	20%

(1)	Calculated using the average shares oustanding method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)
Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Since commencement of operations on January 31, 2023.
(6)	Ratio excludes any expenses not included under the expense cap of the Fund including interest expense which amounts to less than 0.005%.
The accompanying notes are an integral part of these financial statements.

27

Financial Highlights
Cromwell Tran Sustainable Focus Fund
Investor Class(1)
For a Fund share outstanding throughout the periods

	Period Ended June 30, 2024	Period Ended December 31, 2023(8)	Year Ended April 30,
			2023	2022	2021	2020	2019
PER SHARE DATA:
Net Asset Value, Beginning of Period	$6.06	$4.95	$6.51	$9.39	$6.74	$7.73	$8.60
Investment operations:
Net investment income (loss)(2)	(0.01)	(0.01)	(0.02)	(0.07)	(0.04)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.59	1.12	(0.94)	(0.92)	3.85	0.27	0.79
Total From Investment Operations	0.58	1.11	(0.96)	(0.99)	3.81	0.24	0.77
Less distributions from:
Net investment income	—	—	—	(1.89)	(1.16)	(1.23)	(1.64)
Net realized gain	—	—	(0.60)	—	—	—	—
Paid in capital	—	—	—(7)	—	—	—	—
Total Distributions	—	—	(0.60)	(1.89)	(1.16)	(1.23)	(1.64)
Net Asset Value, End of Period	$6.64	$6.06	$4.95	$6.51	$9.39	$6.74	$7.73
TOTAL RETURN(3)(5)	9.57%	22.42%	(14.76)%	(15.09)%	60.14%	2.11%	12.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$16,783	$17,028	$16,855	$21,825	$33,768	$22,395	$17,375
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(4)	1.88%(6)	1.87%(6)	1.96%(6)	1.78%	1.82%	1.94%	1.69%
After expense reimbursement/recoupment(4)	1.10%(6)	1.10%(6)	1.10%(6)	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(4)	(0.37)%	(0.40)%	(0.45)%	(0.84)%	(0.56)%	(0.43)%	(0.23)%
Portfolio turnover rate(3)	26%	49%	49%	38%	66%	58%	51%

(1)	Prior to August 8, 2022, the Investor Class was known as Class A.
(2)	Calculated using the average shares oustanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower. Total return does not reflect the impact of the maximum front-end sales load of 5.00% in effect prior to August 8, 2022. If reflected, the return would be lower.

(6)	Ratio excludes any expenses not included under the expense cap of the Fund including interest expense which amounts to less than 0.005%.
(7)	Amount is less than $0.005 per share.
(8)	For the period May 1, 2023 through December 31, 2023. On November 1, 2023 the Tran Sustainable Balanced Fund changed its fiscal year end from April 30 to December 31.
The accompanying notes are an integral part of these financial statements.

28

Financial Highlights
Cromwell Tran Sustainable Focus Fund
Institutional Class(1)
For a Fund share outstanding throughout the periods

	Period Ended June 30, 2024	Period Ended December 31, 2023(8)	Year Ended April 30,
			2023	2022	2021	2020	2019
PER SHARE DATA:
Net Asset Value, Beginning of Period	$6.73	$5.49	$7.13	$10.09	$7.16	$8.12	$8.93
Investment operations:
Net investment income (loss)(2)	—(6)	(0.01)	(0.01)	(0.06)	(0.03)	(0.01)	—(6)
Net realized and unrealized gain (loss) on investments	0.65	1.25	(1.03)	(1.01)	4.12	0.28	0.83
Total From Investment Operations	0.65	1.24	(1.04)	(1.07)	4.09	0.27	0.83
Less distributions from:
Net investment income	—	—	—	(1.89)	(1.16)	(1.23)	(1.64)
Net realized gain	—	—	(0.60)	—	—	—	—
Paid in capital	—	—	—(6)	—	—	—	—
Total Distributions	—	—	(0.60)	(1.89)	(1.16)	(1.23)	(1.64)
Net Asset Value, End of Period	$7.38	$6.73	$5.49	$7.13	$10.09	$7.16	$8.12
TOTAL RETURN(3)(5)	9.66%	22.59%	(14.59)%	(14.80)%	60.55%	2.40%	12.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$14,641	$14,390	$17,248	$26,178	$28,590	$18,045	$23,167
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(4)	1.63%(7)	1.62%(7)	1.71%(7)	1.54%	1.58%	1.68%	1.44%
After expense reimbursement/recoupment(4)	0.85%(7)	0.85%(7)	0.85%(7)	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(4)	(0.12)%	(0.14)%	(0.20)%	(0.59)%	(0.31)%	(0.16)%	0.02%
Portfolio turnover rate(3)	26%	42%	49%	38%	66%	58%	51%

(1)	Prior to August 8, 2022, the Institutional Class was known as Class I.
(2)	Calculated using the average shares oustanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower.

(6)	Amount is less than $0.005 per share.
(7)	Ratio excludes any expenses not included under the expense cap of the Fund including interest expense which amounts to less than 0.005%.
(8)	For the period May 1, 2023 through December 31, 2023. On November 1, 2023 the Tran Sustainable Balanced Fund changed its fiscal year end from April 30 to December 31.
The accompanying notes are an integral part of these financial statements.

29

Financial Highlights
Cromwell Greenspring Mid Cap Fund
Institutional Class(1)
For a Fund share outstanding throughout the periods

	Period Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net Asset Value, Beginning of Period	$23.16	$22.19	$26.27	$22.36	$22.13	$19.77
Investment operations:
Net investment income (loss)(2)	0.05	0.19	0.26	0.10	0.30	0.30
Net realized and unrealized gain (loss) on investments	1.72	2.36	(2.55)	5.83	0.47	3.80
Total From Investment Operations	1.77	2.55	(2.29)	5.93	0.77	4.10
Less distributions from:
Net investment income	—	(0.21)	(0.28)	(0.11)	(0.33)	(0.35)
Net realized gain	—	(1.37)	(1.51)	(1.91)	(0.21)	(1.39)
Total Distributions	—	(1.58)	(1.79)	(2.02)	(0.54)	(1.74)
Net Asset Value, End of Period	$24.93	$23.16	$22.19	$26.27	$22.36	$22.13
TOTAL RETURN(3)(4)	7.64%	11.95%	(8.67)%	26.83%	3.78%	20.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$121,770	$119,499	$135,900	$172,800	$138,700	$192,200
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(5)	1.03%	1.14%	1.09%	1.07%	1.12%	1.04%
After expense reimbursement/recoupment(5)	1.03%	1.14%	1.09%	1.07%	1.12%	1.04%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(5)	0.44%	0.86%	1.06%	0.40%	1.45%	1.29%
Portfolio turnover rate(4)	7%	18%	11%	29%	31%	13%

(1)	Prior to August 14, 2023, the Fund consisted of one class.
(2)	Calculated using the average shares oustanding method.
(3)
Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

30

Financial Highlights
Cromwell Sustainable Balanced Fund
Institutional Class
For a Fund share outstanding throughout the periods

Period Ended June 30, 2024
PER SHARE DATA:
Net Asset Value, Beginning of Period	$20.00
Investment operations:
Net investment income (loss)(1)	0.15
Net realized and unrealized gain (loss) on investments	1.20
Total From Investment Operations	1.35
Net Asset Value, End of Period	$21.35
TOTAL RETURN(2)(3)	6.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$11,009
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(4)	3.31%
After expense reimbursement/recoupment(4)	1.10%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(4)	1.43%
Portfolio turnover rate(3)	21%

(1)	Calculated using the average shares oustanding method.
(2)
Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

31

CROMWELL FUNDS
Notes to the Financial Statements
June 30, 2024 (Unaudited)
1. ORGANIZATION
Total Fund Solution (the “Trust”) was organized as a Delaware statutory trust on July 29, 2021. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Cromwell CenterSquare Real Estate Fund (“CenterSquare Real Estate Fund”), Cromwell Long Short Fund (“Long Short Fund”) (formerly Cromwell Marketfield L/S Fund), Cromwell Foresight Global Sustainable Infrastructure Fund (“Foresight Global Sustainable Infrastructure Fund”), Cromwell Tran Sustainable Focus Fund (“Tran Sustainable Focus Fund”), Cromwell Greenspring Mid Cap Fund (“Greenspring Mid Cap Fund”), and Cromwell Sustainable Balanced Fund (“Sustainable Balanced Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The CenterSquare Real Estate Fund is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve a combination of income and long-term capital appreciation. The Fund offers two different share classes – Investor Class (previously known as Class N, prior to March 7, 2022), which commenced operations on December 31, 1997, and Institutional Class (previously known as Class I, prior to March 7, 2022), which commenced operations on February 24, 2017. On February 28, 2023, the Fund converted Class Z shares into Institutional Class shares and closed the Class Z shares of the Fund. Each class of shares has identical rights and privileges except with respect to shareholder servicing fees, and voting rights on matters affecting a single share class. Institutional Class shares are subject to a maximum 0.15% shareholder servicing fee. Investor Class shares are subject to a maximum 0.25% shareholder servicing fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.
The Long Short Fund is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is capital appreciation. The Fund offers two different share classes – Investor Class (previously known as Class A, prior to March 14, 2022), which commenced operations on October 5, 2012, and Institutional Class (previously known as Class I, prior to March 14, 2022), which commenced operations on July 31, 2007. On November 17, 2023, the Fund converted Class C shares into Investor Class shares and closed the Class C shares of the Fund. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a maximum 0.25% Rule 12b-1 distribution and shareholder servicing fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.
The Foresight Global Sustainable Infrastructure Fund is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve capital appreciation. The Fund offers two different share classes – Investor Class, which has yet to commence operations and Institutional Class, which commenced operations on January 31, 2023. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a maximum 0.25% Rule 12b-1 distribution and shareholder servicing fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.
The Tran Sustainable Focus Fund is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve principal preservation and long-term capital appreciation. The Fund offers two different share classes – Investor Class (previously known as Class A, prior to August 8, 2022) and Institutional Class (previously known as Class I, prior to August 8, 2022), each of which commenced operations on September 6, 2007. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a 0.25% 12b-1 fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.
The Greenspring Mid Cap Fund is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund offers two different share classes – Investor Class, which has yet to commence operations and Institutional Class, which commenced operations on July 1, 1983. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a 0.25% 12b-1 fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.

32

CROMWELL FUNDS
Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
The Sustainable Balanced Fund is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve total return, consisting of current income and long-term capital appreciation. The Fund offers two different share classes – Investor Class, which has yet to commence operations and Institutional Class, which commenced operations on December 31, 2023. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a maximum 0.25% Rule 12b-1 distribution and shareholder servicing fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended June 30, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended June 30, 2024, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. As of and during the period ended June 30, 2024, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended December 31, 2020.
Security Transactions, Investment Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Funds distribute substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.
Distributions received from investments in real estate investment trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised and reflected on the Form 1099 received by shareholders based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end. The distributions received from REITs that have been classified as income and capital gains are included in dividend income and net realized gain (loss) on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.
Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such

33

CROMWELL FUNDS
Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Short Sales – A short sale is the sale by a Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, a Fund will realize a loss. The risk on a short sale is unlimited because a Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. A Fund would also incur increased transaction costs associated with selling securities short. In addition, a Fund segregates liquid securities at least equal to the fair value of the securities sold short (not including the proceeds from the short sales). Cash deposits by a Fund are presented as deposits at broker on the Statements of Assets and Liabilities and may exceed federally insured limits.
Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminated the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Long Short Fund has adopted a Full Derivatives Fund Program and the Adviser has nominated a Derivatives Risk Manager.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.15% of Institutional Class shares and 0.25% of Investor Class shares for the CenterSquare Real Estate Fund and 12b-1 fees are expensed at annual rate of 0.25% of Investor Class shares of the Long Short Fund and the Tran Sustainable Focus Fund (See Note 5). Trust expenses are typically allocated evenly among the Funds of the Trust, or by other equitable means.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3. SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

34

CROMWELL FUNDS
Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.
Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated.
Corporate Bonds – Corporate bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy.
U.S. Government & Agency Securities – U.S. government & agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government and agency securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
Derivative Instruments – Listed derivatives, including rights and warrants that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange traded options that are valued at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded are categorized in Level 2 of the fair value hierarchy.
There were no derivative instruments within the Statements of Assets and Liabilities as of June 30, 2024.
Short-Term Vehicles – Investments in other mutual funds, including money market funds, are valued at their NAV per share. Deposit accounts are valued at acquisition cost, which approximates fair value. To the extent money market funds are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued at fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

35

CROMWELL FUNDS
Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following tables are a summary of the inputs used to value each Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
CenterSquare Real Estate Fund
Real Estate Investment Trusts	$114,634,982	$ —	$ —	$ 114,634,982
Total Investments in Securities	$114,634,982	$—	$—	$114,634,982
Long Short Fund
Assets:
Common Stocks	$ 94,160,507	$ —	$— (1)	$94,160,507
Exchange Traded Funds	—	—	— (1)	—
Total Assets	$94,160,507	$—	$—	$94,160,507
Liabilities: Securities Sold Short
Common Stocks	$ 10,445,413	$ —	$—	$10,445,413
Real Estate Investment Trusts	560,656	—	—	560,656
Total Liabilities	$11,006,069	$—	$—	$11,006,069
Foresight Global Sustainable Infrastructure Fund
Common Stocks	$ 14,778,261	$15,172,145	$—	$29,950,406
Real Estate Investment Trusts	12,161,798	1,236,263	—	13,398,061
Total Investments in Securities	$26,940,059	$16,408,408	$—	$43,348,467
Tran Sustainable Focus Fund
Common Stocks	$ 32,664,545	$ —	$—	$32,664,545
Total Investments in Securities	$32,664,545	$—	$—	$32,664,545
Greenspring Mid Cap Fund
Common Stocks	$116,106,767	$ —	$—	$116,106,767
Real Estate Investment Trusts	1,623,706	—	—	1,623,706
Exchange-Traded Funds	1,347,759	—	—	1,347,759
Preferred Stocks	22,144	—	—	22,144
Total Investments in Securities	$119,100,376	$—	$—	$119,100,376
Sustainable Balanced Fund
Common Stocks	$ 6,407,952	$—	$—	$6,407,952
U.S. Treasury Securities	—	3,376,732	—	3,376,732
Corporate Bonds	—	458,176	—	458,176
Total Investments in Securities	$6,407,952	$ 3,834,908	$—	$10,242,860

(1)	For the period ended June 30, 2024, all Level 3 securities held by the Long Short Fund were valued at $0.

36

CROMWELL FUNDS
Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Long Short Fund	Investments in Securities
Balance as of December 31, 2023	$ —(1)
Purchases	—
Sales proceeds	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Net sales	—
Transfers into and/or out of Level 3	—
Balance as of June 30, 2024	$—
Change in unrealized appreciation/depreciation during the period for Level 3 investments held at as of June 30, 2024	—

(1)	As of December 31, 2023, all Level 3 assets were valued at $0.
The Level 3 investments as of June 30, 2024, represented 0.00% of the Long Short Fund’s net assets.
Refer to the Schedules of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with Cromwell Investment Advisors, LLC (the “Adviser”) to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
CenterSquare Real Estate Fund	0.60%
Long Short Fund	1.40%
Foresight Global Sustainable Infrastructure Fund	0.85%
Tran Sustainable Focus Fund	0.85%
Greenspring Mid Cap Fund	0.75%
Sustainable Balanced Fund	0.85%

The Adviser has engaged CenterSquare Investment Management LLC (“CenterSquare”) as the sub-adviser of the CenterSquare Real Estate Fund, Mutual of America Capital Management, LLC (“MoA”) as the sub-adviser of the Long Short Fund, Foresight Group LLP (“Foresight”) as the sub-adviser of the Foresight Global Sustainable Infrastructure Fund, Tran Capital Management (“Tran”) as the sub-adviser of the Tran Sustainable Focus Fund, Corbyn Investment Management, Inc. (“Corbyn”) as the sub-adviser of the Greenspring Mid Cap Fund and Tran and Aristotle Pacific Capital, LLC (“Aristotle”) as the sub-advisers of the Sustainable Balanced Fund. Subject to the supervision of the Adviser, each Sub-Adviser is primarily responsible for the day-to-day management of the respective Fund’s portfolio, including purchase, retention and sale of securities. Fees associated with these services are paid to each Sub-Adviser by the Adviser.
The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Funds for their expenses to ensure that total annual operating expenses (excluding any contingent deferred sales loads, acquired fund fees and expenses, brokerage commissions, leverage interest, interest expense, taxes, dividends or interest expense on short positions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed the following rates (based upon the average daily net assets of the Funds):

37

CROMWELL FUNDS
Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)

Fund
CenterSquare Real Estate Fund – Investor Class	1.12%
CenterSquare Real Estate Fund – Institutional Class	1.02%
Long Short Fund – Investor Class	1.80%
Long Short Fund – Institutional Class	1.55%
Foresight Global Sustainable Infrastructure Fund – Institutional Class	1.05%
Tran Sustainable Focus Fund – Investor Class	1.10%
Tran Sustainable Focus Fund – Institutional Class	0.85%
Greenspring Mid Cap Fund – Institutional Class	1.21%
Sustainable Balanced Fund – Institutional Class	1.10%

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expense Limitation Agreement is indefinite in term, but cannot be terminated within a year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Fund	July-December 2024	January-December 2025	January-December 2026	January-June 2027
CenterSquare Real Estate Fund	$—	$—	$1,644	$—
Long Short Fund	165,557	284,167	343,145	157,588
Foresight Global Sustainable Infrastructure Fund	—	—	131,437	48,119
Tran Sustainable Focus Fund	—	118,873	286,504	126,753
Greenspring Mid Cap Fund	—	—	—	—
Sustainable Balanced Fund	—	—	—	96,883

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. Certain officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and fund accounting, transfer agency, custody and compliance services for the period ended June 30, 2024, are disclosed in the Statements of Operations.
5. DISTRIBUTION & SHAREHOLDER SERVICING FEES
The Long Short Fund and Tran Sustainable Focus Fund have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the Investor Class. The Plan permits the Long Short Fund and Tran Sustainable Focus Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Expenses incurred pursuant to the Plan by the Investor Class of the Long Short Fund and Tran Sustainable Focus Fund for the period ended June 30, 2024, are disclosed in the Statements of Operations.
The CenterSquare Real Estate Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net

38

CROMWELL FUNDS
Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
assets of the Institutional Class and 0.25% of the average daily net assets Investor Class. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the CenterSquare Real Estate Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Fund may reasonably request. Shareholder servicing fees incurred by the Fund for the period ended June 30, 2024, are disclosed in the Statements of Operations.
6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Funds were as follows:

	CenterSquare Real Estate Fund		Long Short Fund
	Period Ended June 30, 2024	Year Ended December 31, 2023	Period Ended June 30, 2024	Year Ended December 31, 2023
Investor Class:
Shares sold	193,383	495,854	5,239	499,321
Shares issued in reinvestment of distributions	60,494	124,824	—	44,044
Shares redeemed	(1,007,743)	(2,148,000)	(346,953)	(362,529)
Shares issued in conversion of Class C(6)	—	—	—	36,014
Net increase (decrease)	(753,866)	(1,527,322)	(341,714)	216,850
Class C(6):
Shares sold	—	—	—	2,516
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	(553,364)
Shares redeemed in conversion of Class C	—	—	—	(38,976)
Net increase (decrease)	—	—	—	(589,824)
Institutional Class:
Shares sold	739,340	842,940	78,256	538,898
Shares issued in reinvestment of distributions	85,112	142,576	—	88,904
Shares redeemed	(710,582)	(1,980,271)	(1,589,369)	(1,172,741)
Shares issued in conversion of Class Z(4)	—	675,678	—	—
Net increase (decrease)	113,870	(319,077)	(1,511,113)	(544,939)
Class Z(4):
Shares sold	—	78	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	(7,410)	—	—
Shares redeemed in conversion of Class Z	—	(674,939)	—	—
Net increase (decrease)	—	(682,271)	—	—
Net increase (decrease) in capital shares	(639,996)	(2,528,670)	(1,852,827)	(917,913)

39

CROMWELL FUNDS
Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)

	Foresight Global Sustainable Infrastructure Fund		Tran Sustainable Focus Fund
	Period Ended June 30, 2024	Period Ended December 31, 2023(3)	Period Ended June 30, 2024	Period Ended December 31, 2023(5)	Year Ended April 30, 2023
Investor Class(1):
Shares sold	—	—	164,145	26,792	137,034
Shares issued in reinvestment of distributions	—	—	—	—	327,055
Shares redeemed	—	—	(446,626)	(622,595)	(406,757)
Net increase (decrease)	—	—	(282,481)	(595,803)	57,332
Institutional Class(2):
Shares sold	60,661	2,509,457	92,475	32,208	248,795
Shares issued in reinvestment of distributions	—	239	—	—	346,784
Shares redeemed	—	—	(247,863)	(1,037,271)	(1,123,296)
Net increase (decrease)	60,661	2,509,696	(155,388)	(1,005,063)	(527,717)
Net increase (decrease) in capital shares	60,661	2,509,696	(437,869)	(1,600,866)	(470,385)

	Greenspring Mid Cap Fund		Sustainable Balanced Fund
	Period Ended June 30, 2024	Year Ended December 30, 2024	Period Ended June 30, 2024
Institutional Class(2):
Shares sold	46,825	167,668	515,737
Shares issued in reinvestment of distributions	—	346,434	—
Shares redeemed	(323,384)	(1,476,892)	(47)
Net increase (decrease)	(276,559)	(962,790)	515,690
Net increase (decrease) in capital shares	(276,559)	(962,790)	515,690

(1)	Prior to August 8, 2022, the Tran Sustainable Focus Fund’s Investor Class shares were known as Class A Shares.
(2)	Prior to August 8, 2022, the Tran Sustainable Focus Fund’s Institutional Class shares were known as Class I shares. Prior to August 14, 2023 the Greenspring Mid Cap Fund consisted of one class.
(3)	Since commencement of operations on January 31, 2023.
(4)	On February 28, 2023, the CenterSquare Real Estate Fund converted Class Z shares into Institutional Class shares and closed the Class Z shares of the Fund.
(5)	For the period May 1, 2023 through December 31, 2023. On November 1, 2023 the Tran Sustainable Focus Fund changed its fiscal year end from April 30 to December 31.
(6)	On November 17, 2023, the Long Short Fund converted Class C shares into Investor Class shares and closed the Class C shares of the Fund.

40

CROMWELL FUNDS
Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by Fund for the period ended June 30, 2024, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
CenterSquare Real Estate Fund	$—	$—	$18,019,660	$24,352,654
Long Short Fund	—	—	99,086,813	137,741,692
Foresight Global Sustainable Infrastructure Fund	—	—	6,413,802	5,061,047
Tran Sustainable Focus Fund	—	—	8,409,383	10,042,620
Greenspring Mid Cap Fund	—	—	7,950,048	15,255,203
Sustainable Balanced Fund	3,904,057	483,527	7,526,537	1,095,016

8. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at December 31, 2023, were as follows:

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation (Depreciation)	Federal Income Tax Cost
CenterSquare Real Estate Fund	$20,760,683	$(7,728,777)	$13,031,906	$112,100,022
Long Short Fund	49,175,531	(14,794,213)	34,381,318	44,030,624
Foresight Global Sustainable Infrastructure Fund	1,260,916	(4,091,750)	(2,830,834)	47,522,051
Tran Sustainable Focus Fund	8,649,432	(1,358,699)	7,290,733	23,965,818
Greenspring Mid Cap Fund	55,578,268	(2,079,208)	53,499,060	64,141,912

The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses, mark- to-market on passive foreign investment companies and partnerships basis adjustments.
At December 31, 2023, the components of distributable earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Gains (Losses)	Net Unrealized Appreciation (Depreciation)	Total Distributable Earnings
CenterSquare Real Estate Fund	$160,251	$—	$(5,393,207)	$13,031,906	$7,798,950
Long Short Fund	81,829	—	(359,737,206)	34,381,318	(325,274,059)
Foresight Global Sustainable Infrastructure Fund	120,021	—	(1,776,139)	(2,830,834)	(4,486,952)
Tran Sustainable Focus Fund	—	40,190	—	7,290,733	7,330,923
Greenspring Mid Cap Fund	62,609	1,164,379	—	53,499,060	54,726,048

As of December 31, 2023, the CenterSquare Real Estate Fund had long-term capital losses and short-term capital losses of $4,478,557 and $914,649, respectively, and the Long Short Fund and Foresight Global Sustainable Infrastructure Fund had short-term capital losses of $359,737,206 and $1,776,139, respectively, which will be carried forward indefinitely to offset future realized capital gains. During the fiscal year ended December 31, 2023, the Tran Sustainable Focus Fund utilized short-term capital losses of $2,545,118.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended December 31, 2023, none of the Funds deferred any post-October losses.

41

CROMWELL FUNDS
Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
The tax character of distributions paid during the last two fiscal years, were as follows:

Fund	Ordinary Income(1)	Long-Term Capital Gains	Return of Capital	Total
CenterSquare Real Estate Fund
12/31/23	$2,702,156	$—	$ —	$2,702,156
12/31/22	2,806,421	6,439,618	—	9,246,039
Long Short Fund
12/31/23	3,141,532	—	—	3,141,532
12/31/22	877,440	—	—	877,440
Foresight Global Sustainable Infrastructure Fund
12/31/23	1,158,583	—	—	1,158,583
Tran Sustainable Focus Fund
12/31/23	—	—	—	—
4/30/23(2)	—	4,058,988	61	4,059,049
4/30/22	129,697	11,617,064	—	11,746,761
Greenspring Mid Cap Fund
12/31/23	1,078,101	6,820,380	—	7,898,481
12/31/22	1,673,909	8,845,537	—	10,519,446

(1)	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
(2)	On November 1, 2023 the Tran Sustainable Focus Fund changed its fiscal year end from April 30 to December 31.
U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid–in capital. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2023, the Funds made the following permanent book– to–tax reclassifications primarily attributable to net operating losses:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid-in Capital
CenterSquare Real Estate Fund	$—	$—
Long Short Fund	—	—
Foresight Global Sustainable Infrastructure Fund	—	—
Tran Sustainable Focus Fund	102,012	(102,012)
Greenspring Mid Cap Fund	(2,196)	2,196

9. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, National Financial Services, for the benefit of its customers, owned 51.28% of the CenterSquare Real Estate Fund, Blackmead Infrastructure Limited, for the benefit of its customers, owned 99.01% of the Foresight Global Sustainable Infrastructure Fund, and National Financial Services and Charles Schwab & Company, for the benefit of their customers, owned 47.09% and 48.26%, respectively, of the Sustainable Balanced Fund.
10. CREDIT AGREEMENT
Effective July 12, 2022, the Trust established an unsecured line of credit (“LOC”) in the amount of $50,000,000, 20% of a Fund’s gross market value, or 33.33% of the unencumbered assets of a Fund, whichever is less. The LOC matures, unless renewed, on July 9, 2025. The LOC is intended to provide short-term financing, if necessary, subject to

42

CROMWELL FUNDS
Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
certain restrictions and covenants, in connection with shareholder redemptions and other short-term liquidity needs. Interest is charged at the prime rate. The LOC is with the Custodian. The Funds of the Trust have authorized the Custodian to charge any of the accounts of the Funds for any missed payments. For the period ended June 30, 2024 the Funds’ activity under the LOC was as follows:

Fund	Average Principal Balance	Average Interest Rate	Maximum Loan Outstanding	Period Maximum Loan was Outstanding
CenterSquare Real Estate Fund	$—	N/A	$—	N/A
Long Short Fund	—	N/A	—	N/A
Foresight Global Sustainable Infrastructure Fund	253,500	8.50%	487,000	January 1, 2024
Tran Sustainable Focus Fund	108,750	8.50%	195,000	May 6-7, 2024
Greenspring Mid Cap Fund	—	N/A	—	N/A
Sustainable Balanced Fund	—	N/A	—	N/A

11. SUBSEQUENT EVENT
Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure.

43

CROMWELL FUNDS
Approval of Investment Advisory Agreements
June 30, 2024 (Unaudited)
Cromwell Sustainable Balanced Fund
At a meeting held on October 4, 2023, the Board (which is comprised of four persons, three of whom are “Independent Trustees” as defined under the Investment Company Act of 1940, as amended), considered and approved, for an initial term, the Investment Advisory Agreement (the “Advisory Agreement”) between Total Fund Solution (the “Trust”) and Cromwell Investment Advisors, LLC (the “Adviser”) and the Sub-Advisory Agreement between the Trust, the Adviser and Aristotle Pacific Capital, LLC (“Aristotle Pacific”) and the Sub-Advisory Agreement between the Trust, the Adviser and Tran Capital Management, L.P. (“Tran”) (together “Sub-Advisory Agreements;” and together with the Advisory Agreement, the “Advisory Agreements”). Aristotle and Tran are the “Sub-Advisers” of the Cromwell Sustainable Balanced Fund (the “Fund”), a new series of the Trust.
At the meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser, the Sub-Advisers and the services provided by the Adviser and Sub-Advisers to the Fund under the Advisory Agreements. This information formed the primary (but not exclusive) basis for the Board’s determinations.
Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreements:
1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER AND SUB-ADVISERS UNDER THE ADVISORY AGREEMENTS. The Board considered the nature, extent and quality of the Adviser and Sub-Advisers’ overall services to be provided to the Fund, as well as their specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser and Sub-Advisers that would be involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser and Sub-Advisers, including information regarding their compliance programs, their chief compliance officers and the Adviser and Sub-Advisers’ compliance records, as well as the Adviser and Sub-Advisers’ cybersecurity programs, liquidity risk management programs, business continuity plans, and risk management processes. Additionally, the Board considered how the Adviser and Sub-Advisers’ business continuity and cybersecurity plans will operate. The Board further considered that the Adviser has recently formed and has limited operating history; but noted that the Adviser’s employees each have extensive experience working in the past with other investment advisers or in the investment management industry. The Board considered the Sub-Advisers’ experience in managing other regulated investment companies. The Board concluded that the Adviser and the Sub-Advisers had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER AND SUB-ADVISERS. As the Fund was newly created, there was no Fund performance for the Board to review. The Board did consider the investment performance history of the Sub-Advisers with respect to their respective similarly managed investment strategies.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND SUB-ADVISERS AND THE STRUCTURE OF THE ADVISER AND SUB-ADVISERS’ FEES UNDER THE ADVISORY AGREEMENTS. In considering the proposed advisory and sub-advisory fees and the total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and each Sub-Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements. When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of those accounts that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Adviser had contractually agreed to maintain the Fund’s expense caps at 1.35% and 1.10% of the Fund’s average daily net assets for Investor Class shares and Institutional Class shares, respectively (“Expense Caps”). The Board noted that the Fund’s contractual management fee and was the same as the median and slightly above the average of its Morningstar peer group. The Board noted that the

44

CROMWELL FUNDS
Approval of Investment Advisory Agreements
June 30, 2024 (Unaudited) (Continued)
Fund’s total expense ratio was above the peer group median and average. The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.
4.
ECONOMIES OF SCALE. The Board also considered whether economies of scale could be expected to be realized by the Adviser as assets of the Fund grow. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Caps.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board discussed the likely overall profitability of the Adviser from managing the new Fund. In assessing possible profitability, the Trustees reviewed the Adviser and Sub-Advisers’ financial information and took into account both the likely direct and indirect benefits to the Adviser and Sub-Advisers from advising the Fund. In particular, the Trustees discussed and considered the fall-out benefits that the Adviser may receive from the Fund. The Trustees concluded that the Adviser profit from managing the Fund would likely not be excessive and, after review of relevant financial information, the Adviser and Sub-Advisers would have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreements for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser and Sub-Advisers, including the advisory and sub-advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the Advisory Agreements would be in the best interest of the Fund and its shareholders.

45

CROMWELL FUNDS
Approval of Investment Advisory Agreements
June 30, 2024 (Unaudited) (Continued)
Cromwell Long Short Fund
(formerly, Cromwell Marketfield L/S Fund)
At a meeting held on May 8, 2024 (the “May Meeting”), the Board of Directors (the “Board”) of Total Fund Solution (the “Trust”) (which is comprised of four persons, three of whom are “Independent Trustees” as defined under the Investment Company Act of 1940, as amended), considered and approved, for an initial term, a new Sub-Advisory Agreement between the Trust, on behalf of the Cromwell Long Short Fund (the “Fund”), Cromwell Investment Advisors, LLC (“Cromwell” or the “Adviser”), and Mutual of America Capital Management LLC (“MoA” or the “Sub-Adviser”) (“Sub-Advisory Agreement”).
At the May Meeting and at additional meetings held on March 27, 2024 and April 10, 2024, the Board received and reviewed substantial information regarding the Fund, the Adviser, the Sub-Adviser and the services to be provided by the Sub-Adviser to the Fund under the Sub-Advisory Agreement. Collectively, this information formed the primary (but not exclusive) basis for the Board’s determinations.
Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Sub-Advisory Agreement:
1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE SUB-ADVISER UNDER THE SUB-ADVISORY AGREEMENT. The Board considered the nature, extent and quality of the Sub-Adviser’s overall services to be provided to the Fund, as well as their specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Sub-Adviser that would be involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Sub-Adviser, including information relating to its compliance program, its chief compliance officer and the Sub-Adviser’s compliance records, as well as the Sub-Adviser’s cybersecurity program and business continuity plans and risk management processes. The Board considered the Sub-Adviser’s experience in managing other regulated investment companies, and the collective experience among the portfolio managers and investment personnel with regard to long portfolio strategies and short portfolio strategies. The Board concluded that the Sub-Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE SUB-ADVISER. The Board considered the investment performance history of the Sub-Adviser with respect to the other regulated investment companies it manages, noting that a direct long-short strategy comparison was not available. In lieu of long-short strategy performance, the Board considered the investment performance history and risk-return ratios of a long-only equity investment strategy managed by the Sub-Adviser that was similar to the long strategy anticipated to be utilized for the Fund, and also considered the performance history of a short strategy previously managed by one of the portfolio managers who would be primarily responsible for directing the Fund’s short selling strategy. The Board concluded that the Sub-Adviser’s and portfolio manager’s long and short investment performance was satisfactory.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE SUB-ADVISER’S AND THE STRUCTURE OF THE SUB-ADVISER’S FEES UNDER THE SUB-ADVISORY AGREEMENT. In considering the proposed sub-advisory fees and the total fees and expenses of the Fund, the Board reviewed comparisons to the fees charged by the Sub-Adviser to other registered investment companies it manages. When considering fees charged by the Sub-Adviser to other accounts, the Board took into account the differences in the management of those accounts that might be germane to the difference, if any, in the fees charged to such accounts. The Board also recalled comparative fee information that had been provided in connection with its last review of the Fund’s advisory and sub-advisory arrangements and noted that under the proposed sub-advisory arrangement it was anticipated that certain Fund expenses would be lower. The Board concluded that, at this time, the fees to be paid to the Sub-Adviser were fair and reasonable.

46

CROMWELL FUNDS
Approval of Investment Advisory Agreements
June 30, 2024 (Unaudited) (Continued)
4.
ECONOMIES OF SCALE. The Board also considered whether economies of scale could be expected to be realized by the Sub-Adviser and/or Adviser as assets of the Fund grow. The Board acknowledged that neither the Adviser nor Sub-Adviser believed there to be any meaningful economies of scale in the foreseeable future. However, the Board noted that the Adviser agreed to continue the consideration of potential shared economies of scale going forward as the Fund’s assets grow. The Board also noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified its expense caps.

5.
THE PROFITS TO BE REALIZED BY THE SUB-ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board did not consider the profitability of the Sub-Adviser to be a material factor based on representations from the Adviser that it negotiated the sub-advisory fee with the Sub-Adviser on an arm’s-length basis. The Board reviewed the Sub-Adviser’s financial information and took into account both the likely direct and indirect benefits to the Sub-Adviser from advising the Fund. The Board also discussed and considered the fall-out benefits that the Sub-Adviser may receive from the Fund. The Board concluded that any expected fall out benefits to the Sub-Adviser were reasonable and, after review of relevant financial information, the Sub-Adviser would have adequate capitalization to support its management of the Fund.

No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the arrangements with the Sub-Adviser, including the sub-advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the Sub-Advisory Agreement would be in the best interest of the Fund and its shareholders.

47

CROMWELL FUNDS
Approval of Investment Advisory Agreements
June 30, 2024 (Unaudited) (Continued)
Cromwell Long Short Fund
Cromwell CenterSquare Real Estate Fund
Cromwell Foresight Global Sustainable Infrastructure Fund
Cromwell Tran Sustainable Focus Fund
At a meeting held on June 27, 2024, the Board of Total Fund Solution (the “Trust”) (which is comprised of four persons, three of whom are not interested persons (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered and approved, for an additional annual term, the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Cromwell Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of the Cromwell Long Short Fund (the “Long Short Fund”), Cromwell CenterSquare Real Estate Fund (the “CenterSquare Fund”), Cromwell Foresight Global Sustainable Infrastructure Fund (the “Foresight Fund”) and Cromwell Tran Sustainable Focus Fund (the “Tran Fund”); the Sub-Advisory Agreement (the “CenterSquare Sub-Advisory Agreement”) between the Adviser, CenterSquare Investment Management LLC (“CenterSquare”) and the Trust, on behalf of the CenterSquare Fund; the Sub-Advisory Agreement (the “Foresight Sub-Advisory Agreement”) between the Adviser, Foresight Group LLP (“Foresight”) and the Trust, on behalf of the Foresight Fund; and the Sub-Advisory Agreement (the “Tran Sub-Advisory Agreement”) between the Adviser, Tran Capital Management, L.P. (“Tran”) and the Trust, on behalf of the Tran Fund. The Advisory Agreement, the CenterSquare Sub-Advisory Agreement, the Foresight Sub-Advisory Agreement, and the Tran Sub-Advisory Agreement will collectively be referred to as the “Advisory Agreements.” CenterSquare, Foresight and Tran will collectively be referred to as the “Sub-Advisers.” The Long Short Fund, CenterSquare Fund, Foresight Fund and Tran Fund will collectively be referred to as the “Funds.”
In considering the continuation of the Advisory Agreement, the Board considered information that had been provided by the Adviser and the Sub-Advisers throughout the year at meetings of the Board and its committees. In connection with meetings held on June 11, 2024 and June 27, 2024 for the purpose of considering the continuation of the Advisory Agreements, the Board received and reviewed substantial information regarding the Funds, the Adviser, the Sub-Advisers and the services provided by the Adviser and Sub-Advisers to the Funds under the Advisory Agreements. This information formed the primary (but not exclusive) basis for the Board’s determinations.
Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:
1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER AND SUB-ADVISERS UNDER THE ADVISORY AGREEMENTS. The Board considered the nature, extent and quality of the Adviser and each Sub-Adviser’s overall services provided to each Fund, as well as their specific responsibilities in all aspects of the day-to-day investment management of each Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser and Sub-Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser and Sub-Advisers, including, as applicable, information regarding their compliance programs, their chief compliance officers and the Adviser and Sub-Advisers’ compliance records, as well as the Adviser and Sub-Advisers’ cybersecurity program, liquidity risk management programs, business continuity plans, and risk management processes. The Board further considered its knowledge of the Adviser’s and Sub-Advisers’ operations, and noted that during the course of the prior year, the Trustees had met with certain personnel of the Adviser and Sub-Advisers to discuss the Funds’ performance and investment outlook as well as various other topics. With respect to the Sub-Advisers, the Board took into account the Adviser’s ongoing due diligence, evaluation and recommendation that the Sub-Advisers be approved to continue managing the Funds. The Board concluded that the Adviser and the Sub-Advisers had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing their duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER AND SUB-ADVISERS. In assessing the quality of the portfolio management delivered by the Sub-Advisers, the Board reviewed the short-term and long-term performance of the Funds as of periods ended April 30, 2024, on both an absolute basis and a relative basis in comparison to its peer funds utilizing

48

CROMWELL FUNDS
Approval of Investment Advisory Agreements
June 30, 2024 (Unaudited) (Continued)
a Morningstar classification and against relevant benchmarks. With respect to the Long Short Fund, the Board considered that the Fund’s sub-adviser had been recently replaced effective May 31, 2024 and acknowledged that the Long Short Fund’s track record prior to such date was attributable to the prior sub-adviser and noted that new sub-adviser had not been managing the Fund’s portfolio long enough for there to be meaningful track record information for such period. The Board also considered the Adviser’s assessment of the performance of each Fund and its Sub-Adviser and the factors that affected such performance. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing each Fund’s performance against the comparative Morningstar peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe and that market conditions may be more or less favorable to different investment styles over particular periods of time. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of relative outperformance or relative underperformance may be transitory in nature. In determining to approve the continuance of the Advisory Agreements, the Board acknowledged the performance information for each Fund and Sub-Adviser, and considered the performance information in the context of the Adviser’s assessment of such performance and the other relevant information provided to the Board. The Trustees considered, as applicable, that the Adviser and Sub-Advisers continued to be proactive in seeking to enhance the Funds’ investment strategies, with a view to improving Fund performance over the long term. The Trustees concluded that each Fund’s performance record was satisfactory and supported a decision to approve the renewal of the Advisory Agreements.
3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND SUB-ADVISERS AND THE STRUCTURE OF THE ADVISER AND SUB-ADVISERS’ FEES UNDER THE ADVISORY AGREEMENTS. In considering the advisory fee and sub-advisory fees and the total fees and expenses of the Funds, the Board reviewed comparisons to the Morningstar peer funds. Where a Fund’s contractual management fee and/or total net expense ratio (net of Rule 12b-1 distribution fees) was above the peer group average and/or median, the Board considered the level of such fee or expenses in the context of nature, quality and extent of the services provided by the Adviser and applicable Sub-Adviser and the nature of each Fund, and concluded that such fees and expenses were fair and reasonable. The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser and Sub-Advisers were fair and reasonable.

4.
ECONOMIES OF SCALE. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board further noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed specified expense caps. The Board noted that it would continue to monitor economies of scale in the future as circumstances changed and Fund asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES; OTHER POTENTIAL BENEFITS TO THE ADVISER AND SUB-ADVISERS FROM THEIR RELATIONSHIPS WITH THE FUNDS. The Board considered the information it received regarding the profitability of the Adviser from managing the Funds. The Board did not consider the profitability of the Sub-Advisers to be a material factor based on representations from the Adviser that it negotiated sub-advisory fees on an arm’s-length basis. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser supported the renewal of the Advisory Agreement. The Trustees reviewed the Adviser’s and Sub-Advisers’ financial information and took into account both the likely direct and indirect benefits to the Adviser and the Sub-Advisers from advising the Funds. In particular, the Trustees discussed and considered any fall-out benefits that the Adviser and the Sub-Advisers may receive from the Funds.

49

CROMWELL FUNDS
Approval of Investment Advisory Agreements
June 30, 2024 (Unaudited) (Continued)
In determining the material factors to be considered in evaluating the Advisory Agreements for the Funds and the weight to be given to such factors, the members of the Board relied upon their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreements and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreements for the Funds for an additional one-year period.

50

CROMWELL FUNDS
Additional Information
June 30, 2024 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and coped at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-855-625-7333.
AVAILABILITY OF FUND PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-625-7333. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-855-625-7333, or (2) on the SEC’s website at www.sec.gov.
TAX INFORMATION
For the year ended December 31, 2023, the % of ordinary income distribution designated by the Funds as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 was as follows:

Fund
CenterSquare Real Estate Fund	2.22%
Long Short Fund	74.52%
Foresight Global Sustainable Infrastructure Fund	64.69%
Tran Sustainable Focus Fund	0.00%
Greenspring Mid Cap Fund	100.00%

For the year ended December 31, 2023, the % of dividends paid from net ordinary income that qualified for the dividends received deduction available to corporate shareholders was as follows:

Fund
CenterSquare Real Estate Fund	0.23%
Long Short Fund	48.81%
Foresight Global Sustainable Infrastructure Fund	7.28%
Tran Sustainable Focus Fund	0.00%
Greenspring Mid Cap Fund	92.69%

For the year ended December 31, 2023, the % of taxable ordinary income distributions designated by the Funds as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) was as follows:

Fund
CenterSquare Real Estate Fund	0.00%
Long Short Fund	0.00%
Foresight Global Sustainable Infrastructure Fund	0.00%
Tran Sustainable Focus Fund	0.00%
Greenspring Mid Cap Fund	0.00%

For the year ended December 31, 2023, the Foresight Global Sustainable Infrastructure Fund earned $1,129,544 in foreign source income and paid $61,054 in foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

51

INVESTMENT ADVISER
Cromwell Investment Advisors, LLC
810 Gleneagles Court, Suite 106
Baltimore, MD 21286
SUB-ADVISERS
CenterSquare Investment Management LLC
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

Mutual of America Capital Management LLC
320 Park Avenue
New York, NY 10022

Foresight Group LLP
The Shard, 32 London Bridge Street London
SE1 9SG, United Kingdom
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Tran Capital Management L.P.
1000 Fourth Street, Suite 800
San Rafael, CA 94901

Corbyn Investment Management, Inc.
2330 West Joppa Road, Suite 108
Lutherville, MD 21093

Aristotle Pacific Capital, LLC
840 Newport Center Drive, 7th Floor
Newport Beach, CA 92660

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report must be accompanied or preceded by a prospectus.
The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-855-625-7333.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Total Fund Solution

By (Signature and Title)*	/s/ Stephen E. Baird
Stephen E. Baird
President, Principal Executive Officer

Date	8/28/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stephen E. Baird
Stephen E. Baird
President, Principal Executive Officer

Date	8/28/2024

By (Signature and Title)*	/s/ Kyle L. Kroken
Kyle L. Kroken
Treasurer, Principal Financial and Accounting Officer

Date	8/28/2024